UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2009



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2009

[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA INCOME FUND]

 ========================================

    ANNUAL REPORT
    USAA INCOME FUND
    FUND SHARES o INSTITUTIONAL SHARES
    JULY 31, 2009

 ========================================

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FUND OBJECTIVE

MAXIMUM CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

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TYPES OF INVESTMENTS

Invests primarily in U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

    Distributions to Shareholders                                             18

    Report of Independent Registered Public Accounting Firm                   19

    Portfolio of Investments                                                  20

    Notes to Portfolio of Investments                                         37

    Financial Statements                                                      41

    Notes to Financial Statements                                             44

EXPENSE EXAMPLE                                                               62

ADVISORY AGREEMENT                                                            64

TRUSTEES' AND OFFICERS' INFORMATION                                           70

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"IN THIS INVESTMENT CLIMATE, IT IS CRITICAL TO
HAVE AN INVESTMENT PLAN - ONE THAT SUITS         [PHOTO OF CHRISTOPHER W. CLAUS]
YOUR GOALS, RISK TOLERANCE, AND TIME HORIZON."

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AUGUST 2009

Over the past 12 months, investors have experienced both extremes -- the ups and the downs -- of the investment markets.

During 2008, corporate bonds suffered one of their worst sell-offs in history. "Credit spreads," the risk premium between the yield of a fixed-income security and a comparable U.S. Treasury, widened dramatically. Investors saw distressed sales, poor liquidity conditions, and the demise of several large financial institutions. However, beginning in March 2009, corporate bonds enjoyed a remarkable rally as credit spreads contracted toward more normal, historical levels. Nevertheless, we believe attractive opportunities remain.

During the reporting period, money market yields declined as the Federal Reserve (the Fed), in an effort to stimulate the economy, cut short-term interest rates nearly to zero. The Fed's governors are likely to keep rates at these levels until they are certain of a sustained economic recovery. Accordingly, I don't expect money market yields to begin rising until sometime during the second half of 2010.

Meanwhile, the equity market seemed to be on a wild ride, one even more hair-raising than the one experienced by the bond market. Over the course of the reporting period, investors experienced two bear markets and two bull markets. (In a bear market, stock prices decline more than 20% from their peak. In a bull market, they increase more than 20% from their low.) The latest bull market began on March 9, 2009, after equities appeared to reach their lowest levels of this economic cycle. Stocks rallied strongly on optimism about the impact of the federal stimulus program. The rally continued into the end of the period on signs of economic improvement

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2  | USAA INCOME FUND

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and better-than-expected corporate earnings. Currently, we think the equity markets are trading at appropriate levels.

While corporate earnings have generally exceeded expectations, much of it was achieved by cost cutting and inventory reduction. Top line revenue growth is necessary to sustain an economic recovery, and this depends on the consumer. But the unemployment rate -- which I don't expect to return to normal levels in the near future -- appears to be weighing down consumer confidence. Although housing prices appear to be stabilizing and manufacturing is beginning to recover, the economy is likely to experience an extended period of slow economic growth before regaining its full health.

As for inflation, I don't see it as a near-term threat. With so much excess capacity, most businesses lack pricing power. Long term, however, inflation is a concern. The U.S. government has launched a tremendous number of initiatives, totaling more than $12 trillion. That number has raised concerns about the impact of these initiatives on the U.S. dollar and their potential to trigger inflation. Under the circumstances, some exposure to commodities, such as gold and other precious metals, could be advantageous as a potential hedge against a falling dollar and inflationary pressures.

In this investment climate, it is critical to have an investment plan -- one that suits your goals, risk tolerance, and time horizon. At USAA, we are proud to offer what we consider an outstanding value -- some of the industry's top investment talent, exceptional service, and no-load mutual funds.

We appreciate the opportunity to serve your investment needs. Thank you for your faith and trust in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

MARGARET "DIDI" WEINBLATT, Ph.D., CFA       [PHOTO OF MARGARET "DIDI" WEINBLATT]
USAA Investment Management Company

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o   HOW DID THE USAA INCOME FUND (THE FUND) PERFORM?

    For the one-year period ended July 31, 2009, the Fund Shares had a total return of 6.38%. This compares to returns of 5.31% for the Lipper Corporate Debt Funds A Rated Index, 4.11% for the Lipper Corporate Debt Funds A Rated Average, and 7.85% for the Barclays Capital U.S. Aggregate Bond Index*.

    As of July 31, 2009, the Fund Shares' 12-month dividend yield was 5.43%, compared to 4.97% for the Lipper Corporate Debt Funds A Rated Average.

o   PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE 12-MONTH REPORTING PERIOD?

    The subprime mortgage crisis that began in 2007 continued to spread throughout the financial system as other examples of poor lending decisions surfaced. As we began this reporting period, the credit

    *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers U.S. Aggregate Bond Index, now is called the Barclays Capital U.S. Aggregate Bond Index.

    Refer to pages 11 and 12 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA INCOME FUND

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                      o 10-YEAR BBB-RATED CORPORATE BOND o

                               SPREADS TO TREASURY

         [CHART OF 10-YEAR BBB-RATED CORPORATE BOND SPREADS TO TREASURY]

   DATE                                          BBB SPREAD TO TREASURY 10-YEAR
   ----                                          ------------------------------
  1/2/2002                                                   205.982
  1/3/2002                                                   202.338
  1/7/2002                                                   201.760
  1/8/2002                                                   201.931
  1/9/2002                                                   200.373
 1/10/2002                                                   201.546
 1/11/2002                                                   205.558
 1/14/2002                                                   204.474
 1/15/2002                                                   206.194
 1/16/2002                                                   207.670
 1/17/2002                                                   210.167
 1/18/2002                                                   211.239
 1/22/2002                                                   211.173
 1/23/2002                                                   212.319
 1/24/2002                                                   211.730
 1/25/2002                                                   211.649
 1/28/2002                                                   212.196
 1/29/2002                                                   214.212
 1/30/2002                                                   214.756
 1/31/2002                                                   211.568
  2/1/2002                                                   214.409
  2/4/2002                                                   215.677
  2/5/2002                                                   223.115
  2/6/2002                                                   224.724
  2/7/2002                                                   222.539
  2/8/2002                                                   221.642
 2/11/2002                                                   222.866
 2/12/2002                                                   214.760
 2/13/2002                                                   213.335
 2/14/2002                                                   214.562
 2/15/2002                                                   211.115
 2/19/2002                                                   213.572
 2/20/2002                                                   214.116
 2/21/2002                                                   215.994
 2/22/2002                                                   213.439
 2/25/2002                                                   213.752
 2/26/2002                                                   209.383
 2/27/2002                                                   209.944
 2/28/2002                                                   213.211
  3/1/2002                                                   212.561
  3/4/2002                                                   212.863
  3/5/2002                                                   208.536
  3/6/2002                                                   209.850
  3/7/2002                                                   204.415
  3/8/2002                                                   199.490
 3/11/2002                                                   202.269
 3/12/2002                                                   203.560
 3/13/2002                                                   203.206
 3/14/2002                                                   203.236
 3/15/2002                                                   203.099
 3/18/2002                                                   203.633
 3/19/2002                                                   203.581
 3/20/2002                                                   203.102
 3/21/2002                                                   204.722
 3/22/2002                                                   202.351
 3/25/2002                                                   200.924
 3/26/2002                                                   200.999
 3/27/2002                                                   201.926
 3/28/2002                                                   198.837
  4/1/2002                                                   199.747
  4/2/2002                                                   199.090
  4/3/2002                                                   199.783
  4/4/2002                                                   199.114
  4/5/2002                                                   199.934
  4/8/2002                                                   199.591
  4/9/2002                                                   199.830
 4/10/2002                                                   199.866
 4/11/2002                                                   200.970
 4/12/2002                                                   205.362
 4/15/2002                                                   201.606
 4/16/2002                                                   200.701
 4/17/2002                                                   197.956
 4/18/2002                                                   196.907
 4/19/2002                                                   196.084
 4/22/2002                                                   202.319
 4/23/2002                                                   204.161
 4/24/2002                                                   214.621
 4/25/2002                                                   209.700
 4/26/2002                                                   210.417
 4/29/2002                                                   220.268
 4/30/2002                                                   226.593
  5/1/2002                                                   233.442
  5/2/2002                                                   229.002
  5/3/2002                                                   229.001
  5/6/2002                                                   233.286
  5/7/2002                                                   237.459
  5/8/2002                                                   230.276
  5/9/2002                                                   227.005
 5/10/2002                                                   214.969
 5/13/2002                                                   221.078
 5/14/2002                                                   217.795
 5/15/2002                                                   212.764
 5/16/2002                                                   211.862
 5/17/2002                                                   210.974
 5/20/2002                                                   214.074
 5/21/2002                                                   212.091
 5/22/2002                                                   210.708
 5/23/2002                                                   204.673
 5/24/2002                                                   203.633
 5/28/2002                                                   201.147
 5/29/2002                                                   198.061
 5/30/2002                                                   200.933
 5/31/2002                                                   195.005
  6/3/2002                                                   194.484
  6/4/2002                                                   196.729
  6/5/2002                                                   196.122
  6/6/2002                                                   195.987
  6/7/2002                                                   201.880
 6/10/2002                                                   201.678
 6/11/2002                                                   201.911
 6/12/2002                                                   206.393
 6/13/2002                                                   206.920
 6/14/2002                                                   199.258
 6/17/2002                                                   197.326
 6/18/2002                                                   201.547
 6/19/2002                                                   200.091
 6/20/2002                                                   201.104
 6/21/2002                                                   201.391
 6/24/2002                                                   206.092
 6/25/2002                                                   205.369
 6/26/2002                                                   212.371
 6/27/2002                                                   214.734
 6/28/2002                                                   215.371
  7/1/2002                                                   221.278
  7/2/2002                                                   227.377
  7/3/2002                                                   229.013
  7/5/2002                                                   227.051
  7/8/2002                                                   226.605
  7/9/2002                                                   229.430
 7/10/2002                                                   229.836
 7/11/2002                                                   239.292
 7/12/2002                                                   235.685
 7/15/2002                                                   244.573
 7/16/2002                                                   248.636
 7/17/2002                                                   247.138
 7/18/2002                                                   254.203
 7/19/2002                                                   265.395
 7/22/2002                                                   280.973
 7/23/2002                                                   283.111
 7/24/2002                                                   338.450
 7/25/2002                                                   316.658
 7/26/2002                                                   323.593
 7/29/2002                                                   326.608
 7/30/2002                                                   300.611
 7/31/2002                                                   289.565
  8/1/2002                                                   280.855
  8/2/2002                                                   287.139
  8/5/2002                                                   303.064
  8/6/2002                                                   296.261
  8/7/2002                                                   300.483
  8/8/2002                                                   293.459
  8/9/2002                                                   294.968
 8/12/2002                                                   303.220
 8/13/2002                                                   308.936
 8/14/2002                                                   303.236
 8/15/2002                                                   304.376
 8/16/2002                                                   301.687
 8/19/2002                                                   298.494
 8/20/2002                                                   293.990
 8/21/2002                                                   286.215
 8/22/2002                                                   274.232
 8/23/2002                                                   276.378
 8/26/2002                                                   273.879
 8/27/2002                                                   269.482
 8/28/2002                                                   270.868
 8/29/2002                                                   272.090
 8/30/2002                                                   263.450
  9/3/2002                                                   272.966
  9/4/2002                                                   271.388
  9/5/2002                                                   273.614
  9/6/2002                                                   271.699
  9/9/2002                                                   272.292
 9/10/2002                                                   267.427
 9/11/2002                                                   268.428
 9/12/2002                                                   268.048
 9/13/2002                                                   269.347
 9/16/2002                                                   269.795
 9/17/2002                                                   267.984
 9/18/2002                                                   268.686
 9/19/2002                                                   268.861
 9/20/2002                                                   269.778
 9/23/2002                                                   283.441
 9/24/2002                                                   301.387
 9/25/2002                                                   295.463
 9/26/2002                                                   296.056
 9/27/2002                                                   298.941
 9/30/2002                                                   307.816
 10/1/2002                                                   307.039
 10/2/2002                                                   290.572
 10/3/2002                                                   292.061
 10/4/2002                                                   300.334
 10/7/2002                                                   315.026
 10/8/2002                                                   342.896
 10/9/2002                                                   350.518
10/10/2002                                                   354.423
10/11/2002                                                   346.831
10/15/2002                                                   345.856
10/16/2002                                                   347.251
10/17/2002                                                   348.028
10/18/2002                                                   349.273
10/21/2002                                                   346.588
10/22/2002                                                   345.427
10/23/2002                                                   350.745
10/24/2002                                                   347.702
10/25/2002                                                   344.849
10/28/2002                                                   341.989
10/29/2002                                                   333.774
10/30/2002                                                   327.438
10/31/2002                                                   304.827
 11/1/2002                                                   306.421
 11/4/2002                                                   290.900
 11/5/2002                                                   284.948
 11/6/2002                                                   280.345
 11/7/2002                                                   282.519
 11/8/2002                                                   289.976
11/12/2002                                                   296.677
11/13/2002                                                   299.256
11/14/2002                                                   283.010
11/15/2002                                                   267.350
11/18/2002                                                   263.635
11/19/2002                                                   261.548
11/20/2002                                                   258.693
11/21/2002                                                   245.892
11/22/2002                                                   244.339
11/25/2002                                                   242.437
11/26/2002                                                   242.620
11/27/2002                                                   219.112
11/29/2002                                                   223.185
 12/2/2002                                                   222.023
 12/3/2002                                                   221.672
 12/4/2002                                                   225.354
 12/5/2002                                                   227.175
 12/6/2002                                                   230.972
 12/9/2002                                                   233.146
12/10/2002                                                   235.114
12/11/2002                                                   236.402
12/12/2002                                                   234.085
12/13/2002                                                   224.956
12/16/2002                                                   221.709
12/17/2002                                                   218.749
12/18/2002                                                   219.996
12/19/2002                                                   222.233
12/20/2002                                                   222.438
12/23/2002                                                   221.314
12/24/2002                                                   224.878
12/26/2002                                                   226.154
12/27/2002                                                   227.102
12/30/2002                                                   229.550
12/31/2002                                                   216.253
  1/2/2003                                                   209.596
  1/3/2003                                                   209.947
  1/6/2003                                                   206.213
  1/7/2003                                                   203.184
  1/8/2003                                                   202.899
  1/9/2003                                                   201.708
 1/10/2003                                                   201.155
 1/13/2003                                                   193.257
 1/14/2003                                                   194.578
 1/15/2003                                                   195.288
 1/16/2003                                                   196.849
 1/17/2003                                                   198.646
 1/21/2003                                                   200.842
 1/22/2003                                                   207.159
 1/23/2003                                                   205.342
 1/24/2003                                                   205.130
 1/27/2003                                                   206.985
 1/28/2003                                                   205.809
 1/29/2003                                                   203.375
 1/30/2003                                                   203.714
 1/31/2003                                                   195.685
  2/3/2003                                                   194.134
  2/4/2003                                                   194.039
  2/5/2003                                                   192.579
  2/6/2003                                                   192.080
  2/7/2003                                                   190.351
 2/10/2003                                                   190.254
 2/11/2003                                                   189.994
 2/12/2003                                                   191.001
 2/13/2003                                                   192.477
 2/14/2003                                                   192.100
 2/18/2003                                                   193.540
 2/19/2003                                                   192.764
 2/20/2003                                                   192.648
 2/21/2003                                                   190.324
 2/24/2003                                                   190.256
 2/25/2003                                                   189.134
 2/26/2003                                                   189.369
 2/27/2003                                                   190.046
 2/28/2003                                                   183.857
  3/3/2003                                                   182.631
  3/4/2003                                                   183.210
  3/5/2003                                                   183.715
  3/6/2003                                                   186.715
  3/7/2003                                                   188.785
 3/10/2003                                                   188.953
 3/11/2003                                                   187.853
 3/12/2003                                                   188.763
 3/13/2003                                                   185.396
 3/14/2003                                                   182.946
 3/17/2003                                                   182.574
 3/18/2003                                                   181.054
 3/19/2003                                                   180.743
 3/20/2003                                                   180.850
 3/21/2003                                                   179.555
 3/24/2003                                                   179.998
 3/25/2003                                                   178.413
 3/26/2003                                                   174.429
 3/27/2003                                                   174.739
 3/28/2003                                                   174.659
 3/31/2003                                                   173.234
  4/1/2003                                                   173.993
  4/2/2003                                                   174.642
  4/3/2003                                                   172.626
  4/4/2003                                                   172.177
  4/7/2003                                                   171.305
  4/8/2003                                                   172.597
  4/9/2003                                                   172.214
 4/10/2003                                                   172.660
 4/11/2003                                                   172.537
 4/14/2003                                                   170.045
 4/15/2003                                                   160.526
 4/16/2003                                                   158.849
 4/17/2003                                                   158.679
 4/21/2003                                                   156.106
 4/22/2003                                                   154.544
 4/23/2003                                                   151.185
 4/24/2003                                                   150.941
 4/25/2003                                                   151.307
 4/28/2003                                                   151.481
 4/29/2003                                                   151.125
 4/30/2003                                                   142.348
  5/1/2003                                                   142.853
  5/2/2003                                                   140.531
  5/5/2003                                                   139.129
  5/6/2003                                                   139.224
  5/7/2003                                                   138.045
  5/8/2003                                                   138.919
  5/9/2003                                                   138.763
 5/12/2003                                                   137.837
 5/13/2003                                                   139.078
 5/14/2003                                                   138.887
 5/15/2003                                                   141.294
 5/16/2003                                                   142.113
 5/19/2003                                                   142.558
 5/20/2003                                                   144.196
 5/21/2003                                                   142.830
 5/22/2003                                                   143.188
 5/23/2003                                                   142.163
 5/27/2003                                                   144.386
 5/28/2003                                                   144.324
 5/29/2003                                                   141.234
 5/30/2003                                                   136.095
  6/2/2003                                                   134.995
  6/3/2003                                                   135.393
  6/4/2003                                                   135.273
  6/5/2003                                                   135.223
  6/6/2003                                                   134.038
  6/9/2003                                                   131.822
 6/10/2003                                                   132.937
 6/11/2003                                                   131.720
 6/12/2003                                                   132.606
 6/13/2003                                                   135.694
 6/16/2003                                                   133.417
 6/17/2003                                                   131.023
 6/18/2003                                                   131.437
 6/19/2003                                                   132.684
 6/20/2003                                                   133.261
 6/23/2003                                                   134.478
 6/24/2003                                                   134.464
 6/25/2003                                                   133.604
 6/26/2003                                                   133.092
 6/27/2003                                                   133.749
 6/30/2003                                                   134.352
  7/1/2003                                                   135.077
  7/2/2003                                                   135.960
  7/3/2003                                                   136.808
  7/7/2003                                                   136.046
  7/8/2003                                                   134.485
  7/9/2003                                                   133.955
 7/10/2003                                                   133.475
 7/11/2003                                                   134.054
 7/14/2003                                                   133.428
 7/15/2003                                                   129.974
 7/16/2003                                                   127.409
 7/17/2003                                                   126.111
 7/18/2003                                                   125.601
 7/21/2003                                                   125.186
 7/22/2003                                                   125.032
 7/23/2003                                                   124.950
 7/24/2003                                                   125.950
 7/25/2003                                                   125.823
 7/28/2003                                                   126.435
 7/29/2003                                                   128.385
 7/30/2003                                                   127.816
 7/31/2003                                                   126.419
  8/1/2003                                                   120.581
  8/4/2003                                                   123.113
  8/5/2003                                                   122.873
  8/6/2003                                                   126.706
  8/7/2003                                                   126.410
  8/8/2003                                                   126.304
 8/11/2003                                                   124.613
 8/12/2003                                                   124.627
 8/13/2003                                                   123.222
 8/14/2003                                                   122.226
 8/15/2003                                                   131.431
 8/18/2003                                                   129.975
 8/19/2003                                                   129.946
 8/20/2003                                                   128.773
 8/21/2003                                                   125.156
  9/3/2003                                                   120.242
  9/4/2003                                                   120.894
  9/5/2003                                                   121.777
  9/8/2003                                                   122.749
  9/9/2003                                                   122.871
 9/10/2003                                                   122.565
 9/11/2003                                                   122.007
 9/12/2003                                                   121.326
 9/15/2003                                                   119.568
 9/16/2003                                                   120.990
 9/17/2003                                                   118.394
 9/18/2003                                                   118.173
 9/19/2003                                                   116.664
 9/22/2003                                                   119.189
 9/23/2003                                                   119.944
 9/24/2003                                                   118.086
 9/25/2003                                                   116.510
 9/26/2003                                                   116.783
 9/29/2003                                                   117.672
 9/30/2003                                                   115.514
 10/1/2003                                                   116.008
 10/2/2003                                                   116.574
 10/3/2003                                                   117.216
 10/6/2003                                                   118.090
 10/7/2003                                                   117.974
 10/8/2003                                                   117.444
 10/9/2003                                                   117.392
10/10/2003                                                   117.078
10/14/2003                                                   118.369
10/15/2003                                                   111.427
10/16/2003                                                   107.965
10/17/2003                                                   107.958
10/20/2003                                                   108.189
10/21/2003                                                   107.899
10/22/2003                                                   108.554
10/23/2003                                                   109.897
10/24/2003                                                   110.585
10/27/2003                                                   111.234
10/28/2003                                                   111.666
10/29/2003                                                   111.326
10/30/2003                                                   109.420
10/31/2003                                                   105.998
 11/3/2003                                                   106.009
 11/4/2003                                                   106.807
 11/5/2003                                                   107.100
 11/6/2003                                                   106.533
 11/7/2003                                                   105.740
11/10/2003                                                   105.560
11/12/2003                                                   104.032
11/13/2003                                                   105.079
11/14/2003                                                   104.423
11/17/2003                                                   104.355
11/18/2003                                                   103.747
11/19/2003                                                   104.439
11/20/2003                                                   105.939
11/21/2003                                                   105.774
11/24/2003                                                   105.544
11/25/2003                                                   106.284
11/26/2003                                                   104.505
11/28/2003                                                   100.252
 12/1/2003                                                   100.140
 12/2/2003                                                   100.764
 12/3/2003                                                   100.952
 12/4/2003                                                   101.186
 12/5/2003                                                   103.119
 12/8/2003                                                   103.304
 12/9/2003                                                   103.548
12/10/2003                                                   104.628
12/11/2003                                                   106.358
12/12/2003                                                   106.589
12/15/2003                                                   105.858
12/16/2003                                                   106.167
12/17/2003                                                   104.885
12/18/2003                                                   104.250
12/19/2003                                                   104.293
12/22/2003                                                   104.254
12/23/2003                                                   101.602
12/24/2003                                                   101.978
12/26/2003                                                   103.064
12/29/2003                                                   102.603
12/30/2003                                                   102.520
12/31/2003                                                   102.902
  1/2/2004                                                   102.514
  1/5/2004                                                   102.833
  1/6/2004                                                   102.274
  1/7/2004                                                   102.613
  1/8/2004                                                   101.800
  1/9/2004                                                   102.141
 1/12/2004                                                   102.747
 1/13/2004                                                   103.952
 1/14/2004                                                   102.862
 1/15/2004                                                   100.041
 1/16/2004                                                    99.168
 1/20/2004                                                    99.289
 1/21/2004                                                    99.900
 1/22/2004                                                    98.719
 1/23/2004                                                    98.888
 1/26/2004                                                    99.282
 1/27/2004                                                   100.597
 1/28/2004                                                    99.971
 1/29/2004                                                    99.940
 1/30/2004                                                    99.291
  2/2/2004                                                    99.811
  2/3/2004                                                   100.222
  2/4/2004                                                   100.530
  2/5/2004                                                    99.548
  2/9/2004                                                   101.254
 2/10/2004                                                   100.503
 2/11/2004                                                   100.384
 2/12/2004                                                   100.744
 2/17/2004                                                    99.844
 2/18/2004                                                    99.967
 2/19/2004                                                    99.920
 2/20/2004                                                    99.646
 2/23/2004                                                   100.028
 2/24/2004                                                   100.224
 2/25/2004                                                   101.242
 2/26/2004                                                   101.260
 2/27/2004                                                   100.129
  3/1/2004                                                   101.133
  3/2/2004                                                    99.818
  3/3/2004                                                    99.955
  3/4/2004                                                    99.954
  3/5/2004                                                    99.813
  3/8/2004                                                   100.873
  3/9/2004                                                   102.046
 3/10/2004                                                   102.121
 3/11/2004                                                   103.127
 3/12/2004                                                   103.294
 3/15/2004                                                   104.992
 3/16/2004                                                   104.775
 3/17/2004                                                   104.898
 3/18/2004                                                   104.578
 3/19/2004                                                   104.751
 3/22/2004                                                   104.977
 3/23/2004                                                   105.137
 3/24/2004                                                   105.289
 3/25/2004                                                   106.179
 3/26/2004                                                   105.191
 3/29/2004                                                   105.118
 3/30/2004                                                   105.288
 3/31/2004                                                   105.989
  4/1/2004                                                   105.576
  4/2/2004                                                   103.996
  4/5/2004                                                   103.794
  4/6/2004                                                   104.199
  4/7/2004                                                   103.572
  4/8/2004                                                   103.391
 4/12/2004                                                   102.911
 4/13/2004                                                   102.204
 4/14/2004                                                    99.862
 4/15/2004                                                   101.704
 4/16/2004                                                   102.452
 4/19/2004                                                   101.771
 4/20/2004                                                   101.142
 4/21/2004                                                   100.816
 4/22/2004                                                   101.162
 4/23/2004                                                    99.682
 4/26/2004                                                    99.560
 4/27/2004                                                   100.734
 4/28/2004                                                   100.685
 4/29/2004                                                   101.780
 4/30/2004                                                   102.101
  5/3/2004                                                   102.293
  5/4/2004                                                   103.121
  5/5/2004                                                   103.243
  5/6/2004                                                   106.426
  5/7/2004                                                   104.185
 5/10/2004                                                   106.110
 5/11/2004                                                   106.564
 5/12/2004                                                   107.683
 5/13/2004                                                   108.010
 5/14/2004                                                   111.674
 5/17/2004                                                   111.635
 5/18/2004                                                   111.602
 5/19/2004                                                   111.151
 5/20/2004                                                   111.068
 5/21/2004                                                   110.656
 5/24/2004                                                   109.859
 5/25/2004                                                   110.343
 5/26/2004                                                   110.746
 5/27/2004                                                   110.382
 5/28/2004                                                   109.078
  6/1/2004                                                   111.108
  6/2/2004                                                   111.015
  6/3/2004                                                   110.814
  6/4/2004                                                   111.078
  6/7/2004                                                   111.325
  6/8/2004                                                   110.847
  6/9/2004                                                   110.658
 6/10/2004                                                   109.812
 6/15/2004                                                   110.847
 6/16/2004                                                   110.827
 6/17/2004                                                   109.857
 6/18/2004                                                   110.005
 6/21/2004                                                   109.787
 6/22/2004                                                   110.730
 6/23/2004                                                   110.124
 6/24/2004                                                   110.128
 6/25/2004                                                   111.049
 6/28/2004                                                   110.103
 6/29/2004                                                   109.988
 6/30/2004                                                   112.447
  7/1/2004                                                   114.636
  7/2/2004                                                   114.690
  7/6/2004                                                   115.069
  7/7/2004                                                   115.292
  7/8/2004                                                   115.433
  7/9/2004                                                   115.453
 7/12/2004                                                   116.886
 7/13/2004                                                   114.876
 7/14/2004                                                   114.084
 7/15/2004                                                   112.038
 7/16/2004                                                   112.955
 7/19/2004                                                   112.748
 7/20/2004                                                   111.514
 7/21/2004                                                   111.698
 7/22/2004                                                   111.761
 7/23/2004                                                   111.522
 7/26/2004                                                   111.296
 7/27/2004                                                   111.014
 7/28/2004                                                   112.309
 7/29/2004                                                   111.035
 7/30/2004                                                   109.335
  8/2/2004                                                   110.559
  8/3/2004                                                   110.964
  8/4/2004                                                   111.439
  8/5/2004                                                   110.876
  8/6/2004                                                   112.461
  8/9/2004                                                   111.787
 8/10/2004                                                   110.529
 8/11/2004                                                   111.097
 8/12/2004                                                   111.269
 8/13/2004                                                   113.489
 8/16/2004                                                   114.251
 8/17/2004                                                   114.733
 8/18/2004                                                   114.514
 8/19/2004                                                   114.867
 8/20/2004                                                   114.231
 8/23/2004                                                   114.204
 8/24/2004                                                   113.848
 8/25/2004                                                   113.177
 8/26/2004                                                   112.641
 8/27/2004                                                   112.448
 8/30/2004                                                   110.789
 8/31/2004                                                   113.125
  9/1/2004                                                   113.275
  9/2/2004                                                   112.985
  9/3/2004                                                   111.854
  9/7/2004                                                   112.034
  9/8/2004                                                   111.845
  9/9/2004                                                   112.202
 9/10/2004                                                   112.371
 9/13/2004                                                   111.534
 9/14/2004                                                   111.380
 9/15/2004                                                   110.673
 9/16/2004                                                   110.783
 9/17/2004                                                   110.477
 9/20/2004                                                   110.418
 9/21/2004                                                   109.557
 9/22/2004                                                   109.674
 9/23/2004                                                   108.206
 9/24/2004                                                   107.231
 9/27/2004                                                   108.025
 9/28/2004                                                   108.797
 9/29/2004                                                   108.411
 9/30/2004                                                   106.557
 10/1/2004                                                   106.034
 10/4/2004                                                   105.952
 10/5/2004                                                   105.996
 10/6/2004                                                   105.546
 10/7/2004                                                   104.792
 10/8/2004                                                   104.761
10/12/2004                                                   105.869
10/13/2004                                                   105.730
10/14/2004                                                   105.700
10/15/2004                                                   103.329
10/18/2004                                                   104.952
10/19/2004                                                   103.955
10/20/2004                                                   104.505
10/21/2004                                                   104.820
10/22/2004                                                   105.716
10/25/2004                                                   106.632
10/26/2004                                                   106.406
10/27/2004                                                   105.952
10/28/2004                                                   106.135
10/29/2004                                                   104.692
 11/1/2004                                                   105.793
 11/2/2004                                                   104.821
 11/3/2004                                                   104.405
 11/4/2004                                                   103.192
 11/5/2004                                                   102.317
 11/8/2004                                                   101.263
 11/9/2004                                                   102.581
11/10/2004                                                   101.009
11/12/2004                                                   100.050
11/15/2004                                                    99.271
11/16/2004                                                    99.202
11/17/2004                                                    99.444
11/18/2004                                                    98.229
11/19/2004                                                    97.997
11/22/2004                                                    97.684
11/23/2004                                                    98.235
11/24/2004                                                    98.187
11/26/2004                                                    97.905
11/29/2004                                                    96.406
11/30/2004                                                    96.461
 12/1/2004                                                    96.398
 12/2/2004                                                    96.389
 12/3/2004                                                    96.009
 12/6/2004                                                    95.587
 12/7/2004                                                    94.245
 12/8/2004                                                    93.373
 12/9/2004                                                    94.691
12/10/2004                                                    94.769
12/13/2004                                                    95.953
12/14/2004                                                    95.340
12/15/2004                                                    93.556
12/16/2004                                                    94.319
12/17/2004                                                    94.723
12/20/2004                                                    93.180
12/21/2004                                                    92.818
12/22/2004                                                    93.546
12/23/2004                                                    93.453
12/27/2004                                                    92.719
12/28/2004                                                    92.918
12/29/2004                                                    91.896
12/30/2004                                                    92.091
12/31/2004                                                    90.318
  1/3/2005                                                    88.645
  1/4/2005                                                    88.477
  1/5/2005                                                    89.019
  1/6/2005                                                    89.857
  1/7/2005                                                    89.433
 1/10/2005                                                    89.372
 1/11/2005                                                    89.883
 1/12/2005                                                    90.108
 1/13/2005                                                    90.111
 1/14/2005                                                    92.429
 1/18/2005                                                    91.891
 1/19/2005                                                    91.806
 1/20/2005                                                    92.372
 1/21/2005                                                    93.052
 1/24/2005                                                    91.534
 1/25/2005                                                    91.431
 1/26/2005                                                    90.534
 1/27/2005                                                    90.433
 1/28/2005                                                    89.612
 1/31/2005                                                    88.153
  2/1/2005                                                    88.678
  2/2/2005                                                    88.074
  2/3/2005                                                    87.823
  2/4/2005                                                    87.731
  2/7/2005                                                    87.168
  2/8/2005                                                    86.906
  2/9/2005                                                    88.121
 2/10/2005                                                    88.944
 2/11/2005                                                    88.163
 2/14/2005                                                    89.458
 2/15/2005                                                    87.121
 2/16/2005                                                    87.316
 2/17/2005                                                    87.912
 2/18/2005                                                    87.818
 2/22/2005                                                    87.565
 2/23/2005                                                    87.463
 2/24/2005                                                    86.659
 2/28/2005                                                    83.570
  3/1/2005                                                    83.269
  3/2/2005                                                    84.257
  3/3/2005                                                    83.632
  3/4/2005                                                    81.885
  3/7/2005                                                    81.671
  3/8/2005                                                    81.627
  3/9/2005                                                    81.896
 3/10/2005                                                    81.352
 3/11/2005                                                    81.221
 3/14/2005                                                    81.629
 3/15/2005                                                    81.989
 3/16/2005                                                    84.483
 3/17/2005                                                    84.164
 3/18/2005                                                    84.312
 3/21/2005                                                    85.031
 3/22/2005                                                    84.462
 3/23/2005                                                    85.646
 3/24/2005                                                    85.134
 3/28/2005                                                    85.715
 3/29/2005                                                    86.500
 3/30/2005                                                    86.969
 3/31/2005                                                    99.230
  4/1/2005                                                   100.625
  4/4/2005                                                   101.360
  4/5/2005                                                   101.063
  4/6/2005                                                    99.032
  4/7/2005                                                    98.028
  4/8/2005                                                    98.232
 4/11/2005                                                    98.994
 4/12/2005                                                    98.981
 4/13/2005                                                   100.671
 4/14/2005                                                   101.800
 4/15/2005                                                   110.008
 4/18/2005                                                   110.802
 4/19/2005                                                   109.917
 4/20/2005                                                   109.322
 4/21/2005                                                   108.642
 4/22/2005                                                   107.031
 4/25/2005                                                   107.060
 4/26/2005                                                   108.158
 4/27/2005                                                   109.851
 4/28/2005                                                   110.731
 4/29/2005                                                   113.634
  5/2/2005                                                   114.938
  5/3/2005                                                   116.040
  5/4/2005                                                   115.408
  5/5/2005                                                   110.750
  5/6/2005                                                   110.036
  5/9/2005                                                   109.294
 5/10/2005                                                   109.753
 5/11/2005                                                   110.888
 5/12/2005                                                   110.862
 5/13/2005                                                   114.071
 5/16/2005                                                   113.890
 5/17/2005                                                   114.188
 5/18/2005                                                   113.892
 5/19/2005                                                   113.236
 5/20/2005                                                   114.342
 5/23/2005                                                   112.870
 5/24/2005                                                   112.332
 5/25/2005                                                   112.274
 5/26/2005                                                   111.451
 5/27/2005                                                   109.499
 5/31/2005                                                   109.812
  6/1/2005                                                   113.507
  6/2/2005                                                   112.172
  6/3/2005                                                   112.531
  6/6/2005                                                   113.724
  6/7/2005                                                   113.245
  6/8/2005                                                   113.867
  6/9/2005                                                   115.148
 6/10/2005                                                   115.497
 6/13/2005                                                   115.678
 6/14/2005                                                   115.518
 6/15/2005                                                   113.105
 6/16/2005                                                   114.316
 6/17/2005                                                   113.867
 6/20/2005                                                   113.180
 6/21/2005                                                   113.014
 6/22/2005                                                   113.208
 6/23/2005                                                   114.149
 6/24/2005                                                   114.292
 6/27/2005                                                   115.773
 6/28/2005                                                   114.758
 6/29/2005                                                   114.522
 6/30/2005                                                   112.608
  7/1/2005                                                   112.707
  7/5/2005                                                   114.311
  7/6/2005                                                   114.942
  7/7/2005                                                   116.395
  7/8/2005                                                   114.979
 7/11/2005                                                   113.791
 7/12/2005                                                   113.557
 7/13/2005                                                   109.869
 7/14/2005                                                   107.520
 7/15/2005                                                   105.385
 7/18/2005                                                   104.772
 7/19/2005                                                   104.905
 7/20/2005                                                   105.237
 7/21/2005                                                   105.127
 7/22/2005                                                   104.860
 7/25/2005                                                   104.668
 7/26/2005                                                   103.919
 7/27/2005                                                   103.698
 7/28/2005                                                   102.330
 7/29/2005                                                   100.340
  8/1/2005                                                   100.479
  8/2/2005                                                   100.329
  8/3/2005                                                   101.450
  8/4/2005                                                   101.493
  8/5/2005                                                   102.186
  8/8/2005                                                   102.614
  8/9/2005                                                   103.208
 8/10/2005                                                   102.912
 8/11/2005                                                   103.021
 8/12/2005                                                   104.993
 8/15/2005                                                   105.056
 8/16/2005                                                   105.628
 8/17/2005                                                   105.740
 8/18/2005                                                   106.186
 8/19/2005                                                   106.118
 8/22/2005                                                   105.995
 8/23/2005                                                   106.609
 8/24/2005                                                   106.128
 8/25/2005                                                   104.988
 8/26/2005                                                   103.987
 8/29/2005                                                   102.983
 8/30/2005                                                   103.383
 8/31/2005                                                   106.645
  9/1/2005                                                   108.919
  9/2/2005                                                   110.966
  9/6/2005                                                   110.741
  9/7/2005                                                   110.629
  9/8/2005                                                   109.964
  9/9/2005                                                   109.535
 9/12/2005                                                   109.729
 9/13/2005                                                   109.986
 9/14/2005                                                   109.602
 9/15/2005                                                   109.887
 9/16/2005                                                   110.410
 9/19/2005                                                   110.985
 9/20/2005                                                   111.311
 9/21/2005                                                   111.834
 9/22/2005                                                   113.275
 9/23/2005                                                   112.375
 9/26/2005                                                   110.921
 9/27/2005                                                   111.396
 9/28/2005                                                   111.884
 9/29/2005                                                   110.282
 9/30/2005                                                   110.952
 10/3/2005                                                   110.671
 10/4/2005                                                   110.339
 10/5/2005                                                   110.428
 10/6/2005                                                   111.554
 10/7/2005                                                   112.714
10/11/2005                                                   113.103
10/12/2005                                                   113.608
10/13/2005                                                   115.795
10/14/2005                                                   117.344
10/17/2005                                                   117.243
10/18/2005                                                   116.499
10/19/2005                                                   117.333
10/20/2005                                                   117.069
10/21/2005                                                   116.053
10/24/2005                                                   115.311
10/25/2005                                                   116.614
10/26/2005                                                   116.783
10/27/2005                                                   117.355
10/28/2005                                                   118.336
10/31/2005                                                   117.018
 11/1/2005                                                   116.333
 11/2/2005                                                   117.004
 11/3/2005                                                   116.049
 11/4/2005                                                   116.917
 11/7/2005                                                   116.052
 11/8/2005                                                   117.338
 11/9/2005                                                   117.106
11/14/2005                                                   116.971
11/15/2005                                                   116.761
11/16/2005                                                   116.853
11/17/2005                                                   117.002
11/18/2005                                                   117.577
11/21/2005                                                   117.694
11/22/2005                                                   117.370
11/23/2005                                                   116.400
11/25/2005                                                   117.058
11/28/2005                                                   116.041
11/29/2005                                                   115.577
11/30/2005                                                   117.668
 12/1/2005                                                   118.046
 12/2/2005                                                   118.136
 12/5/2005                                                   118.643
 12/6/2005                                                   119.081
 12/7/2005                                                   118.827
 12/8/2005                                                   119.428
 12/9/2005                                                   119.436
12/12/2005                                                   119.036
12/13/2005                                                   118.410
12/14/2005                                                   118.121
12/15/2005                                                   119.877
12/16/2005                                                   120.183
12/19/2005                                                   120.044
12/20/2005                                                   118.869
12/21/2005                                                   118.881
12/22/2005                                                   119.029
12/23/2005                                                   118.938
12/27/2005                                                   119.104
12/28/2005                                                   118.858
12/29/2005                                                   120.302
12/30/2005                                                   120.757
  1/3/2006                                                   121.986
  1/4/2006                                                   121.814
  1/5/2006                                                   121.305
  1/6/2006                                                   120.744
  1/9/2006                                                   120.789
 1/10/2006                                                   120.251
 1/11/2006                                                   119.999
 1/12/2006                                                   120.408
 1/13/2006                                                   123.204
 1/17/2006                                                   123.354
 1/18/2006                                                   123.774
 1/19/2006                                                   122.983
 1/20/2006                                                   122.781
 1/23/2006                                                   122.572
 1/24/2006                                                   122.564
 1/25/2006                                                   121.283
 1/26/2006                                                   121.062
 1/27/2006                                                   120.204
 1/30/2006                                                   119.622
 1/31/2006                                                   117.762
  2/1/2006                                                   117.955
  2/2/2006                                                   118.074
  2/3/2006                                                   119.239
  2/6/2006                                                   119.021
  2/7/2006                                                   120.249
  2/8/2006                                                   120.119
  2/9/2006                                                   119.649
 2/10/2006                                                   118.724
 2/13/2006                                                   119.090
 2/14/2006                                                   119.026
 2/15/2006                                                   116.961
 2/16/2006                                                   116.381
 2/17/2006                                                   116.610
 2/21/2006                                                   116.409
 2/22/2006                                                   116.404
 2/23/2006                                                   115.618
 2/27/2006                                                   115.617
 2/28/2006                                                   114.413
  3/1/2006                                                   115.092
  3/2/2006                                                   109.867
  3/3/2006                                                   114.649
  3/6/2006                                                   115.018
  3/7/2006                                                   115.392
  3/8/2006                                                   115.529
  3/9/2006                                                   115.992
 3/10/2006                                                   116.469
 3/13/2006                                                   117.065
 3/14/2006                                                   117.178
 3/15/2006                                                   118.191
 3/16/2006                                                   117.820
 3/17/2006                                                   117.743
 3/20/2006                                                   118.225
 3/21/2006                                                   116.804
 3/22/2006                                                   115.948
 3/23/2006                                                   116.379
 3/24/2006                                                   116.983
 3/27/2006                                                   116.993
 3/28/2006                                                   117.228
 3/29/2006                                                   117.417
 3/30/2006                                                   117.100
 3/31/2006                                                   117.189
  4/3/2006                                                   117.120
  4/4/2006                                                   117.310
  4/5/2006                                                   117.666
  4/6/2006                                                   117.336
  4/7/2006                                                   117.933
 4/10/2006                                                   117.085
 4/11/2006                                                   117.227
 4/12/2006                                                   117.032
 4/13/2006                                                   118.346
 4/17/2006                                                   117.894
 4/18/2006                                                   118.203
 4/19/2006                                                   118.083
 4/20/2006                                                   117.870
 4/21/2006                                                   116.742
 4/24/2006                                                   117.231
 4/25/2006                                                   117.230
 4/26/2006                                                   116.720
 4/27/2006                                                   116.996
 4/28/2006                                                   115.418
  5/1/2006                                                   113.947
  5/2/2006                                                   113.472
  5/3/2006                                                   113.239
  5/4/2006                                                   112.265
  5/5/2006                                                   113.081
  5/8/2006                                                   112.870
  5/9/2006                                                   113.873
 5/10/2006                                                   113.180
 5/11/2006                                                   113.146
 5/12/2006                                                   113.868
 5/15/2006                                                   114.568
 5/16/2006                                                   114.530
 5/17/2006                                                   115.673
 5/18/2006                                                   116.781
 5/19/2006                                                   115.095
 5/22/2006                                                   116.028
 5/23/2006                                                   115.926
 5/24/2006                                                   117.478
 5/25/2006                                                   117.671
 5/26/2006                                                   116.653
 5/30/2006                                                   117.968
 5/31/2006                                                   118.466
  6/1/2006                                                   119.881
  6/2/2006                                                   119.535
  6/5/2006                                                   119.587
  6/6/2006                                                   120.243
  6/7/2006                                                   119.913
  6/8/2006                                                   120.824
  6/9/2006                                                   121.067
 6/12/2006                                                   121.344
 6/13/2006                                                   122.248
 6/14/2006                                                   123.740
 6/15/2006                                                   126.776
 6/16/2006                                                   126.479
 6/19/2006                                                   126.381
 6/20/2006                                                   126.756
 6/21/2006                                                   127.926
 6/22/2006                                                   129.176
 6/23/2006                                                   129.626
 6/26/2006                                                   129.465
 6/27/2006                                                   129.497
 6/28/2006                                                   129.480
 6/29/2006                                                   128.848
 6/30/2006                                                   128.573
  7/3/2006                                                   128.977
  7/5/2006                                                   128.476
  7/6/2006                                                   129.187
  7/7/2006                                                   129.328
 7/10/2006                                                   129.204
 7/11/2006                                                   129.720
 7/12/2006                                                   129.743
 7/13/2006                                                   130.522
 7/14/2006                                                   132.417
 7/17/2006                                                   132.933
 7/18/2006                                                   132.721
 7/19/2006                                                   132.700
 7/20/2006                                                   133.015
 7/21/2006                                                   133.536
 7/24/2006                                                   132.994
 7/25/2006                                                   131.962
 7/26/2006                                                   132.183
 7/27/2006                                                   131.244
 7/28/2006                                                   130.697
 7/31/2006                                                   131.920
  8/1/2006                                                   131.186
  8/2/2006                                                   131.324
  8/3/2006                                                   130.530
  8/4/2006                                                   130.984
  8/7/2006                                                   131.655
  8/8/2006                                                   132.412
  8/9/2006                                                   132.286
 8/10/2006                                                   132.551
 8/11/2006                                                   132.075
 8/14/2006                                                   130.848
 8/15/2006                                                   132.648
 8/16/2006                                                   133.172
 8/17/2006                                                   132.445
 8/18/2006                                                   132.399
 8/21/2006                                                   132.696
 8/22/2006                                                   132.402
 8/23/2006                                                   132.708
 8/24/2006                                                   132.230
 8/25/2006                                                   131.230
 8/28/2006                                                   132.128
 8/29/2006                                                   131.880
 8/30/2006                                                   131.953
 8/31/2006                                                   132.697
  9/1/2006                                                   133.218
  9/5/2006                                                   133.458
  9/6/2006                                                   132.766
  9/7/2006                                                   132.200
  9/8/2006                                                   132.247
 9/11/2006                                                   132.050
 9/12/2006                                                   131.751
 9/13/2006                                                   131.996
 9/14/2006                                                   131.995
 9/15/2006                                                   130.695
 9/18/2006                                                   130.775
 9/19/2006                                                   131.827
 9/20/2006                                                   131.489
 9/21/2006                                                   132.045
 9/22/2006                                                   132.747
 9/25/2006                                                   130.181
 9/26/2006                                                   130.573
 9/27/2006                                                   131.128
 9/28/2006                                                   132.453
 9/29/2006                                                   133.105
 10/2/2006                                                   132.745
 10/3/2006                                                   132.305
 10/4/2006                                                   131.378
 10/5/2006                                                   130.717
 10/6/2006                                                   130.387
10/10/2006                                                   129.928
10/11/2006                                                   130.011
10/12/2006                                                   129.586
10/13/2006                                                   129.547
10/16/2006                                                   129.336
10/17/2006                                                   128.861
10/18/2006                                                   128.531
10/19/2006                                                   128.201
10/20/2006                                                   128.243
10/23/2006                                                   128.216
10/24/2006                                                   128.330
10/25/2006                                                   128.063
10/26/2006                                                   127.944
10/27/2006                                                   128.296
10/30/2006                                                   128.004
10/31/2006                                                   128.377
 11/1/2006                                                   126.198
 11/2/2006                                                   125.992
 11/3/2006                                                   125.237
 11/6/2006                                                   124.623
 11/7/2006                                                   124.695
 11/8/2006                                                   125.121
 11/9/2006                                                   125.214
11/10/2006                                                   124.653
11/13/2006                                                   126.702
11/14/2006                                                   126.024
11/15/2006                                                   125.627
11/16/2006                                                   125.353
11/17/2006                                                   125.059
11/20/2006                                                   125.208
11/21/2006                                                   124.834
11/22/2006                                                   125.199
11/24/2006                                                   125.177
11/27/2006                                                   125.615
11/28/2006                                                   126.001
11/29/2006                                                   126.143
11/30/2006                                                   125.963
 12/1/2006                                                   126.766
 12/4/2006                                                   126.512
 12/5/2006                                                   126.113
 12/6/2006                                                   124.819
 12/7/2006                                                   124.335
 12/8/2006                                                   124.709
12/11/2006                                                   125.287
12/12/2006                                                   125.755
12/13/2006                                                   125.315
12/14/2006                                                   125.645
12/15/2006                                                   126.358
12/18/2006                                                   125.855
12/19/2006                                                   125.863
12/20/2006                                                   124.911
12/21/2006                                                   125.338
12/22/2006                                                   124.826
12/27/2006                                                   123.904
12/28/2006                                                   123.089
12/29/2006                                                   123.077
  1/2/2007                                                   123.399
  1/3/2007                                                   123.561
  1/4/2007                                                   123.503
  1/5/2007                                                   123.408
  1/8/2007                                                   123.519
  1/9/2007                                                   123.035
 1/10/2007                                                   122.231
 1/11/2007                                                   120.466
 1/12/2007                                                   118.983
 1/16/2007                                                   119.115
 1/17/2007                                                   117.693
 1/18/2007                                                   116.957
 1/19/2007                                                   117.424
 1/22/2007                                                   117.429
 1/24/2007                                                   116.805
 1/25/2007                                                   115.845
 1/26/2007                                                   115.841
 1/29/2007                                                   116.358
 1/30/2007                                                   116.457
 1/31/2007                                                   115.734
  2/1/2007                                                   115.163
  2/2/2007                                                   114.977
  2/5/2007                                                   114.944
  2/6/2007                                                   114.509
  2/7/2007                                                   114.574
  2/8/2007                                                   113.213
  2/9/2007                                                   112.999
 2/12/2007                                                   113.004
 2/13/2007                                                   113.242
 2/14/2007                                                   113.902
 2/15/2007                                                   113.259
 2/16/2007                                                   112.524
 2/21/2007                                                   111.299
 2/22/2007                                                   110.068
 2/23/2007                                                   110.891
 2/26/2007                                                   112.861
 2/27/2007                                                   116.037
 2/28/2007                                                   115.532
  3/1/2007                                                   115.489
  3/2/2007                                                   116.485
  3/5/2007                                                   118.302
  3/6/2007                                                   118.304
  3/7/2007                                                   118.533
  3/8/2007                                                   117.425
  3/9/2007                                                   116.723
 3/12/2007                                                   116.692
 3/13/2007                                                   117.965
 3/14/2007                                                   119.756
 3/15/2007                                                   118.540
 3/16/2007                                                   119.659
 3/19/2007                                                   119.092
 3/20/2007                                                   119.624
 3/21/2007                                                   120.079
 3/22/2007                                                   119.520
 3/23/2007                                                   119.301
 3/26/2007                                                   116.991
 3/27/2007                                                   118.665
 3/28/2007                                                   119.668
 3/29/2007                                                   120.924
 3/30/2007                                                   121.699
  4/2/2007                                                   122.100
  4/3/2007                                                   122.085
  4/4/2007                                                   122.555
  4/5/2007                                                   122.090
  4/9/2007                                                   121.374
 4/10/2007                                                   120.349
 4/11/2007                                                   119.137
 4/12/2007                                                   119.084
 4/13/2007                                                   119.522
 4/16/2007                                                   118.804
 4/17/2007                                                   119.530
 4/18/2007                                                   119.952
 4/19/2007                                                   120.174
 4/20/2007                                                   119.139
 4/23/2007                                                   118.678
 4/24/2007                                                   119.038
 4/25/2007                                                   119.538
 4/26/2007                                                   119.596
 4/27/2007                                                   119.426
 4/30/2007                                                   121.212
  5/1/2007                                                   119.931
  5/2/2007                                                   120.201
  5/3/2007                                                   119.815
  5/4/2007                                                   120.000
  5/7/2007                                                   120.061
  5/8/2007                                                   120.061
  5/9/2007                                                   119.514
 5/10/2007                                                   119.621
 5/11/2007                                                   121.245
 5/14/2007                                                   119.110
 5/15/2007                                                   118.198
 5/16/2007                                                   118.628
 5/17/2007                                                   118.494
 5/18/2007                                                   118.449
 5/21/2007                                                   118.125
 5/22/2007                                                   117.891
 5/23/2007                                                   117.918
 5/24/2007                                                   117.961
 5/25/2007                                                   117.672
 5/29/2007                                                   117.731
 5/30/2007                                                   117.935
 5/31/2007                                                   115.884
  6/1/2007                                                   115.666
  6/4/2007                                                   115.643
  6/5/2007                                                   115.795
  6/6/2007                                                   116.698
  6/7/2007                                                   117.376
  6/8/2007                                                   118.891
 6/11/2007                                                   118.749
 6/12/2007                                                   119.342
 6/13/2007                                                   118.555
 6/14/2007                                                   117.862
 6/15/2007                                                   116.235
 6/18/2007                                                   116.554
 6/19/2007                                                   117.910
 6/20/2007                                                   117.338
 6/21/2007                                                   120.326
 6/22/2007                                                   120.659
 6/25/2007                                                   120.800
 6/26/2007                                                   121.611
 6/27/2007                                                   121.707
 6/28/2007                                                   121.241
 6/29/2007                                                   120.400
  7/2/2007                                                   120.917
  7/3/2007                                                   121.383
  7/5/2007                                                   121.412
  7/6/2007                                                   121.582
  7/9/2007                                                   121.843
 7/10/2007                                                   122.692
 7/11/2007                                                   123.764
 7/12/2007                                                   123.433
 7/13/2007                                                   123.625
 7/16/2007                                                   124.460
 7/17/2007                                                   124.631
 7/18/2007                                                   126.932
 7/19/2007                                                   126.946
 7/20/2007                                                   129.144
 7/23/2007                                                   129.888
 7/24/2007                                                   130.970
 7/25/2007                                                   133.690
 7/26/2007                                                   138.774
 7/27/2007                                                   142.104
 7/30/2007                                                   147.354
 7/31/2007                                                   147.025
  8/1/2007                                                   148.436
  8/2/2007                                                   147.489
  8/3/2007                                                   147.977
  8/6/2007                                                   148.801
  8/7/2007                                                   149.165
  8/8/2007                                                   144.257
  8/9/2007                                                   143.484
 8/10/2007                                                   146.350
 8/13/2007                                                   145.523
 8/14/2007                                                   146.080
 8/15/2007                                                   151.095
 8/16/2007                                                   156.666
 8/17/2007                                                   155.847
 8/20/2007                                                   156.234
 8/21/2007                                                   157.799
 8/22/2007                                                   157.857
 8/23/2007                                                   156.149
 8/24/2007                                                   156.609
 8/27/2007                                                   156.525
 8/28/2007                                                   157.451
 8/29/2007                                                   159.244
 8/30/2007                                                   162.477
 8/31/2007                                                   160.517
  9/4/2007                                                   160.919
  9/5/2007                                                   160.851
  9/6/2007                                                   162.623
  9/7/2007                                                   165.270
 9/10/2007                                                   168.031
 9/11/2007                                                   168.955
 9/12/2007                                                   171.093
 9/13/2007                                                   170.471
 9/14/2007                                                   172.702
 9/17/2007                                                   172.140
 9/18/2007                                                   169.413
 9/19/2007                                                   167.329
 9/20/2007                                                   164.825
 9/21/2007                                                   160.889
 9/24/2007                                                   160.229
 9/25/2007                                                   162.660
 9/26/2007                                                   162.381
 9/27/2007                                                   161.755
 9/28/2007                                                   166.587
 10/1/2007                                                   165.717
 10/2/2007                                                   164.113
 10/3/2007                                                   162.274
 10/4/2007                                                   159.316
 10/5/2007                                                   157.436
 10/9/2007                                                   156.229
10/10/2007                                                   153.013
10/11/2007                                                   151.709
10/12/2007                                                   150.970
10/15/2007                                                   152.093
10/16/2007                                                   153.742
10/17/2007                                                   155.986
10/18/2007                                                   157.402
10/19/2007                                                   158.486
10/22/2007                                                   161.843
10/23/2007                                                   159.495
10/24/2007                                                   160.480
10/25/2007                                                   160.383
10/26/2007                                                   160.709
10/29/2007                                                   160.100
10/30/2007                                                   160.279
10/31/2007                                                   156.394
 11/1/2007                                                   158.347
 11/5/2007                                                   163.047
 11/6/2007                                                   162.885
 11/7/2007                                                   164.989
 11/8/2007                                                   166.328
 11/9/2007                                                   169.471
11/13/2007                                                   170.772
11/14/2007                                                   172.215
11/15/2007                                                   177.019
11/16/2007                                                   179.862
11/19/2007                                                   181.164
11/20/2007                                                   181.912
11/21/2007                                                   182.492
11/23/2007                                                   182.870
11/26/2007                                                   182.609
11/27/2007                                                   184.254
11/28/2007                                                   185.928
11/29/2007                                                   188.082
11/30/2007                                                   200.081
 12/3/2007                                                   200.630
 12/4/2007                                                   201.680
 12/6/2007                                                   204.606
 12/7/2007                                                   204.442
12/10/2007                                                   202.295
12/11/2007                                                   202.007
12/12/2007                                                   202.161
12/13/2007                                                   201.747
12/14/2007                                                   198.187
12/17/2007                                                   198.930
12/18/2007                                                   198.805
12/19/2007                                                   198.760
12/20/2007                                                   197.927
12/21/2007                                                   197.592
12/24/2007                                                   197.919
12/26/2007                                                   196.839
12/27/2007                                                   196.812
12/28/2007                                                   196.888
12/31/2007                                                   198.307
  1/2/2008                                                   197.821
  1/3/2008                                                   201.944
  1/4/2008                                                   203.875
  1/7/2008                                                   203.841
  1/8/2008                                                   206.554
  1/9/2008                                                   209.206
 1/10/2008                                                   212.962
 1/11/2008                                                   213.480
 1/14/2008                                                   214.282
 1/15/2008                                                   219.620
 1/16/2008                                                   221.696
 1/17/2008                                                   222.298
 1/18/2008                                                   223.542
 1/22/2008                                                   232.051
 1/23/2008                                                   229.612
 1/24/2008                                                   230.240
 1/25/2008                                                   226.218
 1/28/2008                                                   227.689
 1/29/2008                                                   227.134
 1/30/2008                                                   226.957
 1/31/2008                                                   231.212
  2/1/2008                                                   230.653
  2/4/2008                                                   230.919
  2/5/2008                                                   230.208
  2/6/2008                                                   232.338
  2/7/2008                                                   234.921
  2/8/2008                                                   234.991
 2/11/2008                                                   235.134
 2/12/2008                                                   238.106
 2/13/2008                                                   239.940
 2/14/2008                                                   243.292
 2/15/2008                                                   245.802
 2/19/2008                                                   245.265
 2/20/2008                                                   246.471
 2/21/2008                                                   246.513
 2/22/2008                                                   248.089
 2/25/2008                                                   246.455
 2/26/2008                                                   246.489
 2/27/2008                                                   246.311
 2/28/2008                                                   246.867
 2/29/2008                                                   258.707
  3/3/2008                                                   261.202
  3/4/2008                                                   262.327
  3/5/2008                                                   266.495
  3/6/2008                                                   269.117
  3/7/2008                                                   273.495
 3/10/2008                                                   271.898
 3/11/2008                                                   275.376
 3/12/2008                                                   273.456
 3/13/2008                                                   280.617
 3/14/2008                                                   291.277
 3/17/2008                                                   296.461
 3/18/2008                                                   297.920
 3/19/2008                                                   295.180
 3/20/2008                                                   293.898
 3/24/2008                                                   294.364
 3/25/2008                                                   290.302
 3/26/2008                                                   289.143
 3/27/2008                                                   290.829
 3/28/2008                                                   291.261
 3/31/2008                                                   293.085
  4/1/2008                                                   293.057
  4/2/2008                                                   291.457
  4/3/2008                                                   289.633
  4/4/2008                                                   285.471
  4/7/2008                                                   282.040
  4/8/2008                                                   280.065
  4/9/2008                                                   279.612
 4/10/2008                                                   281.495
 4/11/2008                                                   282.072
 4/14/2008                                                   283.220
 4/15/2008                                                   281.182
 4/16/2008                                                   279.606
 4/17/2008                                                   275.535
 4/18/2008                                                   271.373
 4/21/2008                                                   266.886
 4/22/2008                                                   264.357
 4/23/2008                                                   264.230
 4/24/2008                                                   263.303
 4/25/2008                                                   261.538
 4/28/2008                                                   258.112
 4/29/2008                                                   253.951
 4/30/2008                                                   253.605
  5/1/2008                                                   251.379
  5/2/2008                                                   246.140
  5/5/2008                                                   245.315
  5/6/2008                                                   248.866
  5/7/2008                                                   249.791
  5/8/2008                                                   252.454
  5/9/2008                                                   253.947
 5/12/2008                                                   253.446
 5/13/2008                                                   254.416
 5/14/2008                                                   254.374
 5/15/2008                                                   247.726
 5/16/2008                                                   246.249
 5/19/2008                                                   246.172
 5/20/2008                                                   247.578
 5/21/2008                                                   251.381
 5/22/2008                                                   254.012
 5/23/2008                                                   254.582
 5/27/2008                                                   252.456
 5/28/2008                                                   250.030
 5/29/2008                                                   248.362
 5/30/2008                                                   245.666
  6/2/2008                                                   247.371
  6/3/2008                                                   249.526
  6/4/2008                                                   250.883
  6/5/2008                                                   248.324
  6/6/2008                                                   245.986
  6/9/2008                                                   245.837
 6/10/2008                                                   247.395
 6/11/2008                                                   248.784
 6/12/2008                                                   248.500
 6/13/2008                                                   248.413
 6/16/2008                                                   249.449
 6/17/2008                                                   251.150
 6/18/2008                                                   252.026
 6/19/2008                                                   253.320
 6/20/2008                                                   256.239
 6/23/2008                                                   257.392
 6/24/2008                                                   262.615
 6/25/2008                                                   260.568
 6/26/2008                                                   266.177
 6/27/2008                                                   270.956
 6/30/2008                                                   268.724
  7/1/2008                                                   272.214
  7/2/2008                                                   273.783
  7/3/2008                                                   273.757
  7/7/2008                                                   274.379
  7/8/2008                                                   275.387
  7/9/2008                                                   275.550
 7/10/2008                                                   276.207
 7/11/2008                                                   279.184
 7/14/2008                                                   276.373
 7/15/2008                                                   282.101
 7/16/2008                                                   285.340
 7/17/2008                                                   284.205
 7/18/2008                                                   287.445
 7/21/2008                                                   286.991
 7/22/2008                                                   286.921
 7/23/2008                                                   283.138
 7/24/2008                                                   282.691
 7/25/2008                                                   281.916
 7/28/2008                                                   282.756
 7/29/2008                                                   284.427
 7/30/2008                                                   285.580
 7/31/2008                                                   288.697
  8/1/2008                                                   288.264
  8/4/2008                                                   288.863
  8/5/2008                                                   289.860
  8/6/2008                                                   290.256
  8/7/2008                                                   291.219
  8/8/2008                                                   290.368
 8/11/2008                                                   289.975
 8/12/2008                                                   290.350
 8/13/2008                                                   291.199
 8/14/2008                                                   293.127
 8/15/2008                                                   293.285
 8/18/2008                                                   292.630
 8/19/2008                                                   295.293
 8/20/2008                                                   296.731
 8/21/2008                                                   296.575
 8/22/2008                                                   298.939
 8/25/2008                                                   299.321
 8/26/2008                                                   297.831
 8/27/2008                                                   300.988
 8/28/2008                                                   300.896
 8/29/2008                                                   295.896
  9/2/2008                                                   298.539
  9/3/2008                                                   298.002
  9/4/2008                                                   297.995
  9/5/2008                                                   302.179
  9/8/2008                                                   298.018
  9/9/2008                                                   300.215
 9/10/2008                                                   304.349
 9/11/2008                                                   307.451
 9/12/2008                                                   310.841
 9/15/2008                                                   319.119
 9/16/2008                                                   320.862
 9/17/2008                                                   323.906
 9/18/2008                                                   339.495
 9/19/2008                                                   340.299
 9/22/2008                                                   337.775
 9/23/2008                                                   337.668
 9/24/2008                                                   332.672
 9/25/2008                                                   334.482
 9/26/2008                                                   345.078
 9/29/2008                                                   360.418
 9/30/2008                                                   331.956
 10/1/2008                                                   371.883
 10/2/2008                                                   375.777
 10/3/2008                                                   378.826
 10/6/2008                                                   414.672
 10/7/2008                                                   410.777
 10/8/2008                                                   436.301
 10/9/2008                                                   437.565
10/10/2008                                                   447.865
10/14/2008                                                   460.113
10/15/2008                                                   534.393
10/16/2008                                                   539.938
10/17/2008                                                   578.087
10/20/2008                                                   586.139
10/21/2008                                                   576.585
10/22/2008                                                   574.914
10/23/2008                                                   573.438
10/24/2008                                                   581.824
10/27/2008                                                   579.612
10/28/2008                                                   585.927
10/29/2008                                                   587.572
10/30/2008                                                   582.621
10/31/2008                                                   648.291
 11/3/2008                                                   656.320
 11/4/2008                                                   658.869
 11/5/2008                                                   658.899
 11/6/2008                                                   664.254
 11/7/2008                                                   664.694
11/10/2008                                                   638.854
11/12/2008                                                   648.589
11/13/2008                                                   653.717
11/14/2008                                                   715.654
11/17/2008                                                   721.407
11/18/2008                                                   733.240
11/19/2008                                                   755.132
11/20/2008                                                   775.016
11/21/2008                                                   798.616
11/24/2008                                                   800.427
11/25/2008                                                   785.532
11/26/2008                                                   790.857
11/28/2008                                                   810.328
 12/1/2008                                                   811.943
 12/2/2008                                                   809.582
 12/3/2008                                                   815.803
 12/4/2008                                                   822.475
 12/5/2008                                                   820.774
 12/8/2008                                                   816.389
 12/9/2008                                                   816.761
12/10/2008                                                   808.983
12/11/2008                                                   803.726
12/12/2008                                                   805.186
12/15/2008                                                   803.135
12/16/2008                                                   804.658
12/17/2008                                                   806.326
12/18/2008                                                   815.436
12/19/2008                                                   819.636
12/22/2008                                                   824.527
12/23/2008                                                   825.781
12/24/2008                                                   827.789
12/26/2008                                                   829.587
12/29/2008                                                   823.339
12/30/2008                                                   823.429
12/31/2008                                                   802.946
  1/2/2009                                                   807.920
  1/5/2009                                                   804.142
  1/6/2009                                                   792.975
  1/7/2009                                                   785.021
  1/8/2009                                                   781.581
  1/9/2009                                                   775.281
 1/12/2009                                                   774.573
 1/13/2009                                                   775.317
 1/14/2009                                                   774.547
 1/15/2009                                                   779.776
 1/16/2009                                                   777.211
 1/20/2009                                                   769.069
 1/21/2009                                                   765.129
 1/22/2009                                                   763.287
 1/23/2009                                                   767.232
 1/26/2009                                                   768.767
 1/27/2009                                                   772.606
 1/28/2009                                                   764.286
 1/29/2009                                                   754.868
 1/30/2009                                                   749.574
  2/2/2009                                                   762.021
  2/3/2009                                                   762.127
  2/4/2009                                                   772.315
  2/5/2009                                                   764.435
  2/6/2009                                                   773.332
  2/9/2009                                                   766.109
 2/10/2009                                                   750.770
 2/11/2009                                                   750.831
 2/12/2009                                                   748.891
 2/13/2009                                                   733.285
 2/17/2009                                                   742.788
 2/18/2009                                                   777.862
 2/19/2009                                                   771.494
 2/20/2009                                                   776.109
 2/23/2009                                                   784.564
 2/24/2009                                                   788.259
 2/25/2009                                                   792.766
 2/26/2009                                                   792.466
 2/27/2009                                                   746.157
  3/2/2009                                                   748.645
  3/3/2009                                                   772.804
  3/4/2009                                                   778.051
  3/5/2009                                                   789.852
  3/6/2009                                                   794.482
  3/9/2009                                                   796.642
 3/10/2009                                                   794.442
 3/11/2009                                                   792.232
 3/12/2009                                                   790.255
 3/13/2009                                                   794.234
 3/16/2009                                                   792.660
 3/17/2009                                                   792.524
 3/18/2009                                                   805.014
 3/19/2009                                                   803.245
 3/20/2009                                                   805.884
 3/23/2009                                                   800.960
 3/24/2009                                                   798.712
 3/25/2009                                                   795.422
 3/26/2009                                                   792.975
 3/27/2009                                                   792.196
 3/30/2009                                                   788.617
 3/31/2009                                                   787.111
  4/1/2009                                                   791.528
  4/2/2009                                                   789.994
  4/3/2009                                                   789.573
  4/6/2009                                                   788.046
  4/7/2009                                                   786.881
  4/8/2009                                                   787.857
  4/9/2009                                                   783.036
 4/13/2009                                                   774.923
 4/14/2009                                                   762.329
 4/15/2009                                                   753.791
 4/16/2009                                                   735.701
 4/17/2009                                                   721.083
 4/20/2009                                                   715.083
 4/21/2009                                                   716.321
 4/22/2009                                                   700.193
 4/23/2009                                                   697.926
 4/24/2009                                                   689.055
 4/27/2009                                                   655.414
 4/28/2009                                                   656.875
 4/29/2009                                                   642.256
 4/30/2009                                                   561.748
  5/1/2009                                                   555.372
  5/4/2009                                                   550.719
  5/5/2009                                                   536.781
  5/6/2009                                                   519.952
  5/7/2009                                                   499.939
  5/8/2009                                                   491.665
 5/11/2009                                                   494.355
 5/12/2009                                                   495.570
 5/13/2009                                                   501.640
 5/14/2009                                                   507.124
 5/15/2009                                                   489.945
 5/18/2009                                                   477.756
 5/19/2009                                                   467.809
 5/20/2009                                                   463.419
 5/21/2009                                                   458.720
 5/22/2009                                                   455.790
 5/26/2009                                                   453.503
 5/27/2009                                                   450.017
 5/28/2009                                                   442.706
 5/29/2009                                                   421.868
  6/1/2009                                                   415.255
  6/2/2009                                                   400.819
  6/3/2009                                                   392.726
  6/4/2009                                                   394.979
  6/5/2009                                                   392.653
  6/8/2009                                                   392.710
  6/9/2009                                                   390.456
 6/10/2009                                                   379.454
 6/11/2009                                                   372.638
 6/12/2009                                                   368.044
 6/15/2009                                                   362.851
 6/16/2009                                                   357.359
 6/17/2009                                                   363.943
 6/18/2009                                                   365.542
 6/19/2009                                                   363.352
 6/22/2009                                                   362.898
 6/23/2009                                                   364.027
 6/24/2009                                                   367.132
 6/25/2009                                                   365.688
 6/26/2009                                                   363.915
 6/29/2009                                                   365.921
 6/30/2009                                                   359.790
  7/1/2009                                                   358.307
  7/2/2009                                                   356.986
  7/6/2009                                                   357.319
  7/7/2009                                                   355.597
  7/8/2009                                                   357.669
  7/9/2009                                                   356.231
 7/10/2009                                                   354.982
 7/13/2009                                                   354.655
 7/14/2009                                                   354.771
 7/15/2009                                                   353.863
 7/16/2009                                                   348.069
 7/17/2009                                                   341.439
 7/20/2009                                                   335.853
 7/21/2009                                                   327.643
 7/22/2009                                                   322.240
 7/23/2009                                                   322.352
 7/24/2009                                                   317.386
 7/27/2009                                                   315.460
 7/28/2009                                                   307.954
 7/29/2009                                                   303.693
 7/30/2009                                                   295.592
 7/31/2009                                                   287.701

                                   [END CHART]

          Source: Barclays Capital

    crisis was intensifying significantly. We've often said that the markets swing from greed to fear. Throughout the rest of 2008, fear was as pervasive as it has ever been. Following the U.S. government takeover of Fannie Mae and Freddie Mac, the fall of Lehman Brothers, and huge government bailouts of many of the most prestigious names in financial services, all confidence in the credit markets evaporated.

    One way to measure fear in the market is the difference in yield (the "spread") between BBB-rated 10-year corporate bonds and 10-year U.S. Treasury bonds. When this spread widens, it means that investors are fearful of corporate credit risk and demand a higher premium to compensate for the risk of holding corporate bonds over Treasuries. The chart above tracks this spread; it reveals how fearful the markets became. By the end of December 2008, yield spreads reached 830 basis points (a basis point is one one-hundredth of a percent). In other words buyers of BBB-rated 10-year corporate bonds were demanding an extra 830 basis points in yield over the 10-year Treasury. Because bond prices move inversely with their yields, this

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

                  o TREASURY YIELDS AND FED FUNDS TARGET RATE o

              [CHART OF TREASURY YIELDS AND FED FUNDS TARGET RATE]

                       10-YEAR                  2-YEAR               FED FUNDS
                    TREASURY YIELD          TREASURY YIELD          TARGET RATE
                    --------------          --------------          -----------
 7/31/2008              3.948%                  2.512%                  2.00%
  8/1/2008              3.933                   2.495                   2.00
  8/4/2008              3.964                   2.535                   2.00
  8/5/2008              4.019                   2.551                   2.00
  8/6/2008              4.052                   2.575                   2.00
  8/7/2008              3.925                   2.428                   2.00
  8/8/2008              3.932                   2.500                   2.00
 8/11/2008              3.995                   2.541                   2.00
 8/12/2008              3.900                   2.426                   2.00
 8/13/2008              3.936                   2.475                   2.00
 8/14/2008              3.891                   2.433                   2.00
 8/15/2008              3.840                   2.383                   2.00
 8/18/2008              3.815                   2.333                   2.00
 8/19/2008              3.834                   2.300                   2.00
 8/20/2008              3.802                   2.250                   2.00
 8/21/2008              3.831                   2.307                   2.00
 8/22/2008              3.872                   2.404                   2.00
 8/25/2008              3.786                   2.329                   2.00
 8/26/2008              3.776                   2.328                   2.00
 8/27/2008              3.765                   2.278                   2.00
 8/28/2008              3.780                   2.363                   2.00
 8/29/2008              3.813                   2.371                   2.00
  9/1/2008              3.813                   2.371                   2.00
  9/2/2008              3.735                   2.258                   2.00
  9/3/2008              3.701                   2.258                   2.00
  9/4/2008              3.625                   2.177                   2.00
  9/5/2008              3.701                   2.306                   2.00
  9/8/2008              3.676                   2.306                   2.00
  9/9/2008              3.569                   2.167                   2.00
 9/10/2008              3.631                   2.200                   2.00
 9/11/2008              3.644                   2.224                   2.00
 9/12/2008              3.721                   2.207                   2.00
 9/15/2008              3.389                   1.710                   2.00
 9/16/2008              3.438                   1.806                   2.00
 9/17/2008              3.416                   1.643                   2.00
 9/18/2008              3.546                   1.699                   2.00
 9/19/2008              3.812                   2.172                   2.00
 9/22/2008              3.837                   2.130                   2.00
 9/23/2008              3.801                   2.072                   2.00
 9/24/2008              3.812                   1.964                   2.00
 9/25/2008              3.856                   2.165                   2.00
 9/26/2008              3.854                   2.100                   2.00
 9/29/2008              3.579                   1.661                   2.00
 9/30/2008              3.825                   1.964                   2.00
 10/1/2008              3.740                   1.820                   2.00
 10/2/2008              3.629                   1.620                   2.00
 10/3/2008              3.605                   1.586                   2.00
 10/6/2008              3.455                   1.434                   2.00
 10/7/2008              3.505                   1.457                   2.00
 10/8/2008              3.642                   1.552                   1.50
 10/9/2008              3.787                   1.536                   1.50
10/10/2008              3.872                   1.638                   1.50
10/13/2008              3.980                   1.597                   1.50
10/14/2008              4.079                   1.816                   1.50
10/15/2008              3.949                   1.556                   1.50
10/16/2008              3.961                   1.620                   1.50
10/17/2008              3.932                   1.619                   1.50
10/20/2008              3.843                   1.700                   1.50
10/21/2008              3.741                   1.618                   1.50
10/22/2008              3.596                   1.503                   1.50
10/23/2008              3.676                   1.608                   1.50
10/24/2008              3.687                   1.516                   1.50
10/27/2008              3.689                   1.540                   1.50
10/28/2008              3.836                   1.573                   1.50
10/29/2008              3.857                   1.536                   1.00
10/30/2008              3.966                   1.568                   1.00
10/31/2008              3.955                   1.552                   1.00
 11/3/2008              3.916                   1.440                   1.00
 11/4/2008              3.727                   1.376                   1.00
 11/5/2008              3.704                   1.344                   1.00
 11/6/2008              3.690                   1.288                   1.00
 11/7/2008              3.795                   1.327                   1.00
11/10/2008              3.745                   1.246                   1.00
11/11/2008              3.745                   1.245                   1.00
11/12/2008              3.648                   1.165                   1.00
11/13/2008              3.857                   1.237                   1.00
11/14/2008              3.737                   1.212                   1.00
11/17/2008              3.650                   1.179                   1.00
11/18/2008              3.531                   1.130                   1.00
11/19/2008              3.322                   1.064                   1.00
11/20/2008              3.015                   0.983                   1.00
11/21/2008              3.199                   1.103                   1.00
11/24/2008              3.325                   1.208                   1.00
11/25/2008              3.110                   1.183                   1.00
11/26/2008              2.980                   1.095                   1.00
11/27/2008              2.980                   1.095                   1.00
11/28/2008              2.922                   0.985                   1.00
 12/1/2008              2.733                   0.905                   1.00
 12/2/2008              2.674                   0.889                   1.00
 12/3/2008              2.660                   0.889                   1.00
 12/4/2008              2.553                   0.817                   1.00
 12/5/2008              2.705                   0.926                   1.00
 12/8/2008              2.740                   0.942                   1.00
 12/9/2008              2.642                   0.846                   1.00
12/10/2008              2.684                   0.853                   1.00
12/11/2008              2.604                   0.781                   1.00
12/12/2008              2.572                   0.763                   1.00
12/15/2008              2.514                   0.738                   1.00
12/16/2008              2.257                   0.649                   0.25
12/17/2008              2.193                   0.745                   0.25
12/18/2008              2.080                   0.680                   0.25
12/19/2008              2.125                   0.742                   0.25
12/22/2008              2.172                   0.822                   0.25
12/23/2008              2.175                   0.918                   0.25
12/24/2008              2.184                   0.911                   0.25
12/25/2008              2.183                   0.911                   0.25
12/26/2008              2.133                   0.887                   0.25
12/29/2008              2.100                   0.776                   0.25
12/30/2008              2.055                   0.729                   0.25
12/31/2008              2.214                   0.768                   0.25
  1/1/2009              2.213                   0.768                   0.25
  1/2/2009              2.371                   0.823                   0.25
  1/5/2009              2.483                   0.768                   0.25
  1/6/2009              2.447                   0.767                   0.25
  1/7/2009              2.496                   0.815                   0.25
  1/8/2009              2.441                   0.831                   0.25
  1/9/2009              2.392                   0.751                   0.25
 1/12/2009              2.306                   0.743                   0.25
 1/13/2009              2.294                   0.742                   0.25
 1/14/2009              2.201                   0.710                   0.25
 1/15/2009              2.207                   0.718                   0.25
 1/16/2009              2.320                   0.725                   0.25
 1/19/2009              2.320                   0.725                   0.25
 1/20/2009              2.379                   0.709                   0.25
 1/21/2009              2.538                   0.773                   0.25
 1/22/2009              2.594                   0.724                   0.25
 1/23/2009              2.619                   0.814                   0.25
 1/26/2009              2.643                   0.830                   0.25
 1/27/2009              2.529                   0.805                   0.25
 1/28/2009              2.668                   0.903                   0.25
 1/29/2009              2.860                   0.958                   0.25
 1/30/2009              2.842                   0.950                   0.25
  2/2/2009              2.724                   0.895                   0.25
  2/3/2009              2.886                   0.966                   0.25
  2/4/2009              2.937                   0.982                   0.25
  2/5/2009              2.914                   0.967                   0.25
  2/6/2009              2.994                   0.999                   0.25
  2/9/2009              2.986                   1.015                   0.25
 2/10/2009              2.815                   0.895                   0.25
 2/11/2009              2.755                   0.919                   0.25
 2/12/2009              2.788                   0.911                   0.25
 2/13/2009              2.891                   0.968                   0.25
 2/16/2009              2.891                   0.960                   0.25
 2/17/2009              2.650                   0.863                   0.25
 2/18/2009              2.757                   0.952                   0.25
 2/19/2009              2.855                   0.985                   0.25
 2/20/2009              2.790                   0.944                   0.25
 2/23/2009              2.755                   0.936                   0.25
 2/24/2009              2.797                   0.977                   0.25
 2/25/2009              2.928                   1.077                   0.25
 2/26/2009              2.993                   1.085                   0.25
 2/27/2009              3.015                   0.974                   0.25
  3/2/2009              2.864                   0.871                   0.25
  3/3/2009              2.879                   0.879                   0.25
  3/4/2009              2.976                   0.943                   0.25
  3/5/2009              2.813                   0.887                   0.25
  3/6/2009              2.874                   0.951                   0.25
  3/9/2009              2.861                   0.959                   0.25
 3/10/2009              3.006                   1.032                   0.25
 3/11/2009              2.907                   1.016                   0.25
 3/12/2009              2.855                   1.008                   0.25
 3/13/2009              2.892                   0.960                   0.25
 3/16/2009              2.955                   1.000                   0.25
 3/17/2009              3.008                   1.033                   0.25
 3/18/2009              2.535                   0.814                   0.25
 3/19/2009              2.604                   0.863                   0.25
 3/20/2009              2.636                   0.871                   0.25
 3/23/2009              2.654                   0.895                   0.25
 3/24/2009              2.703                   0.912                   0.25
 3/25/2009              2.786                   0.958                   0.25
 3/26/2009              2.741                   0.911                   0.25
 3/27/2009              2.759                   0.911                   0.25
 3/30/2009              2.714                   0.847                   0.25
 3/31/2009              2.665                   0.800                   0.25
  4/1/2009              2.656                   0.808                   0.25
  4/2/2009              2.768                   0.887                   0.25
  4/3/2009              2.887                   0.951                   0.25
  4/6/2009              2.924                   0.943                   0.25
  4/7/2009              2.898                   0.911                   0.25
  4/8/2009              2.858                   0.927                   0.25
  4/9/2009              2.923                   0.951                   0.25
 4/10/2009              2.924                   0.952                   0.25
 4/13/2009              2.860                   0.871                   0.25
 4/14/2009              2.786                   0.847                   0.25
 4/15/2009              2.766                   0.855                   0.25
 4/16/2009              2.832                   0.903                   0.25
 4/17/2009              2.947                   0.968                   0.25
 4/20/2009              2.838                   0.912                   0.25
 4/21/2009              2.899                   0.936                   0.25
 4/22/2009              2.942                   0.961                   0.25
 4/23/2009              2.921                   0.928                   0.25
 4/24/2009              2.992                   0.961                   0.25
 4/27/2009              2.910                   0.879                   0.25
 4/28/2009              3.009                   0.950                   0.25
 4/29/2009              3.109                   0.958                   0.25
 4/30/2009              3.121                   0.903                   0.25
  5/1/2009              3.155                   0.911                   0.25
  5/4/2009              3.153                   0.943                   0.25
  5/5/2009              3.161                   0.967                   0.25
  5/6/2009              3.163                   0.967                   0.25
  5/7/2009              3.339                   0.999                   0.25
  5/8/2009              3.287                   0.983                   0.25
 5/11/2009              3.167                   0.895                   0.25
 5/12/2009              3.175                   0.887                   0.25
 5/13/2009              3.121                   0.871                   0.25
 5/14/2009              3.090                   0.847                   0.25
 5/15/2009              3.136                   0.855                   0.25
 5/18/2009              3.232                   0.911                   0.25
 5/19/2009              3.245                   0.887                   0.25
 5/20/2009              3.193                   0.838                   0.25
 5/21/2009              3.366                   0.863                   0.25
 5/22/2009              3.451                   0.887                   0.25
 5/25/2009              3.451                   0.887                   0.25
 5/26/2009              3.549                   0.920                   0.25
 5/27/2009              3.740                   0.982                   0.25
 5/28/2009              3.614                   0.966                   0.25
 5/29/2009              3.461                   0.919                   0.25
  6/1/2009              3.675                   0.950                   0.25
  6/2/2009              3.615                   0.950                   0.25
  6/3/2009              3.542                   0.911                   0.25
  6/4/2009              3.712                   0.959                   0.25
  6/5/2009              3.830                   1.296                   0.25
  6/8/2009              3.876                   1.402                   0.25
  6/9/2009              3.858                   1.306                   0.25
 6/10/2009              3.948                   1.355                   0.25
 6/11/2009              3.856                   1.323                   0.25
 6/12/2009              3.794                   1.268                   0.25
 6/15/2009              3.713                   1.228                   0.25
 6/16/2009              3.661                   1.187                   0.25
 6/17/2009              3.690                   1.163                   0.25
 6/18/2009              3.830                   1.254                   0.25
 6/19/2009              3.783                   1.206                   0.25
 6/22/2009              3.683                   1.133                   0.25
 6/23/2009              3.623                   1.100                   0.25
 6/24/2009              3.687                   1.200                   0.25
 6/25/2009              3.542                   1.129                   0.25
 6/26/2009              3.538                   1.113                   0.25
 6/29/2009              3.479                   1.097                   0.25
 6/30/2009              3.535                   1.113                   0.25
  7/1/2009              3.538                   1.042                   0.25
  7/2/2009              3.496                   0.985                   0.25
  7/3/2009              3.500                   0.985                   0.25
  7/6/2009              3.508                   0.945                   0.25
  7/7/2009              3.456                   0.969                   0.25
  7/8/2009              3.310                   0.913                   0.25
  7/9/2009              3.405                   0.929                   0.25
 7/10/2009              3.304                   0.904                   0.25
 7/13/2009              3.352                   0.904                   0.25
 7/14/2009              3.472                   0.943                   0.25
 7/15/2009              3.606                   1.016                   0.25
 7/16/2009              3.571                   0.983                   0.25
 7/17/2009              3.645                   0.991                   0.25
 7/20/2009              3.608                   0.974                   0.25
 7/21/2009              3.484                   0.925                   0.25
 7/22/2009              3.546                   0.941                   0.25
 7/23/2009              3.657                   1.015                   0.25
 7/24/2009              3.660                   0.998                   0.25
 7/27/2009              3.721                   1.039                   0.25
 7/28/2009              3.688                   1.080                   0.25
 7/29/2009              3.660                   1.162                   0.25
 7/30/2009              3.609                   1.170                   0.25
 7/31/2009              3.481                   1.115                   0.25

                                   [END CHART]

    Source: Bloomberg Finance L.P.

    widening of corporate bond spreads led to corporate bonds greatly underperforming U.S. Treasury bonds through December 2008. Not only corporate bonds, but every non-government bond sector including Commercial Mortgage-Backed Securities (CMBS) and Asset-Backed Securities (ABS) posted negative total returns through the five months ending December 31, 2008. The underperformance of these sectors was their worst on record.

    The chart above shows Treasury bond yields and the fed funds target rate for the reporting period. As investors fled from any risk, they sought the safety of Treasury securities pushing Treasury yields to low levels. By the end of December 2008, the yield on the 10-year Treasury was near 2% after starting the period near 4%.

    You will find a complete list of securities that the Fund owns on pages
    20-36.

================================================================================

6  | USAA INCOME FUND

================================================================================

    The result was that Treasuries and other government securities (including Mortgage Backed Securities) performed well through December 2008.

    Just as 2008 was the worst of times for risk assets, 2009 progressed into the best of times. Massive government intervention into the credit markets ultimately sparked a dramatic turnaround. Investors sold Treasuries and rushed into risk assets. Treasury prices fell (and yields rose). As a result, Treasuries posted negative total returns. As is often the case, the last became first. Corporate bonds, CMBS, ABS, real estate investment trusts, and other non-government sectors had their best returns on record for the seven months ending July 31, 2009.

o   HOW DID YOU MANAGE THE FUND IN SUCH A VOLATILE ENVIRONMENT?

    During the reporting period, we tried to lean against the tide. We were concerned about lax lending standards for many years and positioned the portfolio with this view. By late 2008, we recognized that the forced selling and dislocation of the credit crisis had pushed yields on non-Treasury backed bonds to levels that more than compensated for their risk. We tried to take advantage of this opportunity by purchasing carefully researched bonds, especially in the corporate and asset-backed sectors. While we were early shifting into riskier assets, we were ultimately rewarded as prices rallied when yields on these securities came down. With Treasury yields low, we exited our positions in regular Treasury securities, keeping only our positions in Treasury Inflation Protected Securities, also known as "TIPS."

o   WHAT IS YOUR OUTLOOK?

    Massive U.S. government interventions have stabilized the economy and the markets. But markets do not move in a straight line and, therefore, we expect bumps along the way. Eventually, the Federal

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  7

================================================================================

    Reserve and Treasury Department will need to exit from the various market intervention programs they created. If not, inflation expectations could increase, and with them interest rates.

    In terms of the economic recovery, consumer spending represents 70% of economic growth. The steep fall in Gross Domestic Product appears to be over. Over-leveraged consumers are toning down consumption and increasing their savings rate. This is a double-edged sword in that it could mute the recovery.

    We have worked hard to manage the Fund through an unprecedented and volatile period in the economy and markets. Speaking for our team of analysts and traders, we thank you for your trust and for this opportunity to serve you. Every day we work hard to keep your trust.

    As interest rates rise, existing bond prices fall.

================================================================================

8  | USAA INCOME FUND

================================================================================

INVESTMENT OVERVIEW

USAA INCOME FUND SHARES (Symbol: USAIX)

--------------------------------------------------------------------------------
                                            7/31/09                 7/31/08
--------------------------------------------------------------------------------
Net Assets                              $2,081.0 Million        $1,982.9 Million
Net Asset Value Per Share                    $11.86                  $11.81

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/09
--------------------------------------------------------------------------------
    1 YEAR                          5 YEARS                         10 YEARS
    6.38%                            4.52%                            5.71%

--------------------------------------------------------------------------------
    30-DAY SEC YIELD* AS OF 1/31/09                          EXPENSE RATIO**
--------------------------------------------------------------------------------
                 5.45%                                            0.63%

*Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JULY 31, 2009

--------------------------------------------------------------------------------
                   TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS               5.71%        =           5.55%         +         0.16%
5 YEARS                4.52%        =           5.15%         +        (0.63)%
1 YEAR                 6.38%        =           5.96%         +         0.42%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JULY 31, 2000 -- JULY 31, 2009

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

--------------------------------------------------------------------------------
            TOTAL RETURN          DIVIDEND RETURN          CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
7/31/2000       6.11%                  6.71%                       -0.60%
7/31/2001      13.86                   7.48                         6.38
7/31/2002       3.70                   6.05                        -2.35
7/31/2003       5.98                   5.07                         0.91
7/31/2004       5.23                   4.57                         0.66
7/31/2005       5.33                   4.68                         0.65
7/31/2006       1.50                   4.75                        -3.25
7/31/2007       5.09                   5.09                         0.00
7/31/2008       4.37                   5.29                        -0.92
7/31/2009       6.38                   5.96                         0.42

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA INCOME FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                                    LIPPER CORPORATE DEBT
                   USAA INCOME FUND SHARES          FUNDS A RATED AVERAGE
                   -----------------------          ---------------------
7/31/2000                   6.49%                           6.16%
7/31/2001                   6.61                            5.85
7/31/2002                   6.07                            5.30
7/31/2003                   5.00                            4.56
7/31/2004                   4.49                            4.01
7/31/2005                   4.58                            3.94
7/31/2006                   4.86                            4.33
7/31/2007                   5.04                            4.54
7/31/2008                   5.32                            4.91
7/31/2009                   5.43                            4.97
                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/00 to 7/31/09.

The Lipper Corporate Debt Funds A Rated Average is the average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   BARCLAYS CAPITAL U.S.           USAA INCOME          LIPPER A RATED BOND
                   AGGREGATE BOND INDEX            FUND SHARES             FUNDS INDEX
                   --------------------            -----------          -------------------
 7/31/1999               $10,000.00                $10,000.00              $10,000.00
 8/31/1999                 9,994.91                  9,975.99                9,972.55
 9/30/1999                10,110.95                 10,079.17               10,067.74
10/31/1999                10,148.25                 10,090.65               10,083.03
11/30/1999                10,147.53                 10,057.86               10,089.98
12/31/1999                10,098.59                  9,946.25               10,044.09
 1/31/2000                10,065.53                  9,957.16               10,022.30
 2/29/2000                10,187.26                 10,109.79               10,128.44
 3/31/2000                10,321.46                 10,272.74               10,265.82
 4/30/2000                10,291.91                 10,238.94               10,182.08
 5/31/2000                10,287.18                 10,277.38               10,142.79
 6/30/2000                10,501.21                 10,498.38               10,368.90
 7/31/2000                10,596.53                 10,611.13               10,456.81
 8/31/2000                10,750.11                 10,761.30               10,595.73
 9/30/2000                10,817.70                 10,866.31               10,654.44
10/31/2000                10,889.28                 10,897.65               10,699.20
11/30/2000                11,067.33                 11,047.74               10,857.32
12/31/2000                11,272.63                 11,273.44               11,079.65
 1/31/2001                11,456.98                 11,496.30               11,285.80
 2/28/2001                11,556.79                 11,597.18               11,387.68
 3/31/2001                11,614.80                 11,679.34               11,428.06
 4/30/2001                11,566.60                 11,636.92               11,363.37
 5/31/2001                11,636.36                 11,729.82               11,438.23
 6/30/2001                11,680.33                 11,803.02               11,484.47
 7/31/2001                11,941.47                 12,081.80               11,745.16
 8/31/2001                12,078.22                 12,205.11               11,877.62
 9/30/2001                12,218.96                 12,299.86               11,923.86
10/31/2001                12,474.65                 12,523.97               12,180.93
11/30/2001                12,302.66                 12,271.84               12,033.13
12/31/2001                12,224.54                 12,128.15               11,942.67
 1/31/2002                12,323.49                 12,224.53               12,026.26
 2/28/2002                12,442.92                 12,311.76               12,115.73
 3/31/2002                12,235.92                 12,083.86               11,922.20
 4/30/2002                12,473.20                 12,269.88               12,133.81
 5/31/2002                12,579.18                 12,385.01               12,226.19
 6/30/2002                12,687.95                 12,479.61               12,278.83
 7/31/2002                12,841.05                 12,528.45               12,352.24
 8/31/2002                13,057.86                 12,810.43               12,578.66
 9/30/2002                13,269.34                 13,026.79               12,773.54
10/31/2002                13,208.90                 12,859.13               12,645.25
11/30/2002                13,205.38                 12,889.52               12,690.17
12/31/2002                13,478.15                 13,175.29               12,966.15
 1/31/2003                13,489.66                 13,212.67               12,993.84
 2/28/2003                13,676.31                 13,399.60               13,183.21
 3/31/2003                13,665.77                 13,374.18               13,173.50
 4/30/2003                13,778.54                 13,475.46               13,320.84
 5/31/2003                14,035.44                 13,772.79               13,599.07
 6/30/2003                14,007.58                 13,780.46               13,568.14
 7/31/2003                13,536.65                 13,277.88               13,102.73
 8/31/2003                13,626.53                 13,378.52               13,189.73
 9/30/2003                13,987.23                 13,732.62               13,550.49
10/31/2003                13,856.78                 13,655.64               13,441.05
11/30/2003                13,889.97                 13,705.16               13,483.66
12/31/2003                14,031.32                 13,821.54               13,616.71
 1/31/2004                14,144.20                 13,932.93               13,731.27
 2/29/2004                14,297.30                 14,074.82               13,861.84
 3/31/2004                14,404.37                 14,186.92               13,968.08
 4/30/2004                14,029.62                 13,795.62               13,625.35
 5/31/2004                13,973.42                 13,743.77               13,555.77
 6/30/2004                14,052.39                 13,817.67               13,625.18
 7/31/2004                14,191.68                 13,972.64               13,755.38
 8/31/2004                14,462.39                 14,218.28               14,013.94
 9/30/2004                14,501.63                 14,271.96               14,059.21
10/31/2004                14,623.24                 14,392.84               14,173.92
11/30/2004                14,506.60                 14,307.25               14,088.07
12/31/2004                14,640.08                 14,446.51               14,231.01
 1/31/2005                14,732.01                 14,544.38               14,329.33
 2/28/2005                14,645.04                 14,482.38               14,272.57
 3/31/2005                14,569.83                 14,429.87               14,186.22
 4/30/2005                14,767.01                 14,631.06               14,374.68
 5/31/2005                14,926.78                 14,771.82               14,539.70
 6/30/2005                15,008.17                 14,840.63               14,623.92
 7/31/2005                14,871.54                 14,718.00               14,490.88
 8/31/2005                15,062.19                 14,927.41               14,686.44
 9/30/2005                14,907.03                 14,792.99               14,512.17
10/31/2005                14,789.06                 14,684.71               14,378.03
11/30/2005                14,854.46                 14,740.02               14,450.78
12/31/2005                14,995.69                 14,874.75               14,590.93
 1/31/2006                14,996.54                 14,868.65               14,582.93
 2/28/2006                15,046.32                 14,922.63               14,636.90
 3/31/2006                14,898.67                 14,787.48               14,471.01
 4/30/2006                14,871.66                 14,721.07               14,412.94
 5/31/2006                14,855.80                 14,720.90               14,406.36
 6/30/2006                14,887.29                 14,751.12               14,416.35
 7/31/2006                15,088.59                 14,938.52               14,606.88
 8/31/2006                15,319.57                 15,163.00               14,839.58
 9/30/2006                15,454.14                 15,302.63               14,970.37
10/31/2006                15,556.37                 15,414.08               15,077.94
11/30/2006                15,736.84                 15,577.89               15,260.44
12/31/2006                15,645.52                 15,493.97               15,159.46
 1/31/2007                15,639.10                 15,498.04               15,152.46
 2/28/2007                15,880.25                 15,748.66               15,407.50
 3/31/2007                15,880.74                 15,733.14               15,375.42
 4/30/2007                15,966.37                 15,783.81               15,456.28
 5/31/2007                15,845.37                 15,640.91               15,335.38
 6/30/2007                15,798.49                 15,578.36               15,264.49
 7/31/2007                15,930.28                 15,699.00               15,347.76
 8/31/2007                16,125.52                 15,871.59               15,465.43
 9/30/2007                16,247.86                 15,973.58               15,589.89
10/31/2007                16,393.81                 16,096.78               15,706.21
11/30/2007                16,688.62                 16,307.76               15,888.21
12/31/2007                16,735.50                 16,273.21               15,849.47
 1/31/2008                17,016.62                 16,543.65               16,051.44
 2/29/2008                17,040.24                 16,529.56               16,007.47
 3/31/2008                17,098.38                 16,546.18               15,928.70
 4/30/2008                17,062.65                 16,568.41               15,987.57
 5/31/2008                16,937.53                 16,525.94               15,881.79
 6/30/2008                16,923.84                 16,464.19               15,826.14
 7/31/2008                16,910.04                 16,385.67               15,702.23
 8/31/2008                17,070.52                 16,500.10               15,746.54
 9/30/2008                16,841.24                 16,033.20               15,217.95
10/31/2008                16,443.71                 15,150.38               14,415.91
11/30/2008                16,978.96                 15,145.00               14,566.26
12/31/2008                17,612.43                 15,452.95               15,105.20
 1/31/2009                17,457.03                 15,443.94               15,063.68
 2/28/2009                17,391.13                 15,420.47               14,885.37
 3/31/2009                17,632.89                 15,659.97               15,062.42
 4/30/2009                17,717.20                 16,021.92               15,362.67
 5/31/2009                17,845.71                 16,652.63               15,775.01
 6/30/2009                17,947.21                 16,958.63               16,051.50
 7/31/2009                18,236.69                 17,430.63               16,535.51

                                   [END CHART]

                Data from 7/31/99 to 7/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Shares to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was referred to as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly into an index.

================================================================================

12  | USAA INCOME FUND

================================================================================

USAA INCOME FUND INSTITUTIONAL SHARES*

--------------------------------------------------------------------------------
                                                                      7/31/09
--------------------------------------------------------------------------------
Net Assets                                                         $59.7 Million
Net Asset Value Per Share                                              $11.86

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 7/31/09
--------------------------------------------------------------------------------
                            SINCE INCEPTION 8/01/08**
                                      6.52%

--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------
  BEFORE REIMBURSEMENT   0.42%                     AFTER REIMBURSEMENT   0.40%

*The USAA Income Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE ESTIMATED TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS ESTIMATED TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO). BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2008. FOR THE FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO LIMIT THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.40%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE INSTITUTIONAL SHARES FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. IF THE INSTITUTIONAL SHARES' TOTAL ANNUAL OPERATING EXPENSE RATIO IS LOWER THAN 0.40%, THE INSTITUTIONAL SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THE ESTIMATED EXPENSE RATIOS MAY
DIFFER FROM THE INSTITUTIONAL SHARES' ACTUAL EXPENSE RATIO FOR THE YEAR ENDED JULY 31, 2009, WHICH WAS 0.38% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   BARCLAYS CAPITAL U.S.            USAA INCOME FUND        LIPPER A RATED BOND
                   AGGREGATE BOND INDEX           INSTITUTIONAL SHARES          FUNDS INDEX
                   --------------------           --------------------      -------------------
 7/31/2008              $10,000.00                     $10,000.00               $10,000.00
 8/31/2008               10,094.91                      10,055.01                10,028.22
 9/30/2008                9,959.32                       9,773.05                 9,691.59
10/31/2008                9,724.23                       9,237.79                 9,180.80
11/30/2008               10,040.76                       9,236.65                 9,276.55
12/31/2008               10,415.37                       9,427.63                 9,619.78
 1/31/2009               10,323.47                       9,415.64                 9,593.33
 2/28/2009               10,284.50                       9,411.92                 9,479.78
 3/31/2009               10,427.47                       9,560.51                 9,592.54
 4/30/2009               10,477.33                       9,783.97                 9,783.75
 5/31/2009               10,553.32                      10,171.39                10,046.35
 6/30/2009               10,613.35                      10,360.57                10,222.43
 7/31/2009               10,784.54                      10,652.16                10,530.67

                                   [END CHART]

         *Data from 7/31/08 to 7/31/09.

         See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper A Rated Bond Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA INCOME FUND

================================================================================

                     o PORTFOLIO RATINGS MIX -- 7/31/2009 o

                [PIE CHART OF PORTFOLIO RATINGS MIX -- 7/31/2009]

AAA                                                                        42%
AA                                                                          8%
A                                                                          20%
BBB                                                                        25%
Below Investment-Grade                                                      1%
Securities wth Short-Term Investment-Grade Ratings                          4%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies, USAA Investment Management Company must determine that the securities are of equivalent investment quality.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 20-36.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                         TOP 10 SECURITIES* -- 7/31/2009

--------------------------------------------------------------------------------

                                                           COUPON RATE %   % OF NET ASSETS
                                                           -------------------------------
U.S. Treasury Inflation-Indexed Notes ...................      2.38%             2.4%
U.S. Treasury Inflation-Indexed Notes ...................      1.75%             1.6%
Household Finance Corp. .................................      6.38%             1.2%
Region of Lombardy ......................................      5.80%             1.2%
ConocoPhillips ..........................................      8.75%             1.0%
Fannie Mae Mortgage-Backed Pass-Through .................      5.50%             1.0%
Fannie Mae Mortgage-Backed Pass-Through .................      5.00%             1.0%
Landesbank Baden-Wuerttemberg ...........................      6.35%             1.0%
Fannie Mae Mortgage-Backed Pass-Through .................      6.00%             0.9%
Fannie Mae Mortgage-Backed Pass-Through .................      6.00%             0.9%

* Excludes money market instruments and short-term investments purchased with cash collateral from securities loaned

================================================================================

16  | USAA INCOME FUND

================================================================================

                         o PORTFOLIO MIX -- 7/31/2009 o

                          [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                                      34.9%
U.S. Government Agency Issues                                              16.7%
Commercial Mortgage Securities                                             15.3%
Eurodollar and Yankee Obligations                                          13.8%
Preferred Securities                                                        4.3%
Asset-Backed Securities                                                     4.2%
U.S. Treasury Securities                                                    4.0%
Municipal Bonds                                                             2.5%
Money Market Instruments*                                                   3.3%

                                   [END CHART]

* Excludes short-term investments purchased with cash collateral from securities loaned.

Percentage are of net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

0.54% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended July 31, 2009, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended July 31, 2009, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $92,745,000 as qualifying interest income.

================================================================================

18  | USAA INCOME FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Income Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Fund at July 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 18, 2009

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  19

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2009

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (34.9%)

            CONSUMER DISCRETIONARY (2.4%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (1.2%)
 $ 15,000   Daimler Finance N.A., LLC                                8.00%        6/15/2010       $   15,529
   10,000   Toyota Motor Credit Corp.                                4.85         2/27/2015            9,395
                                                                                                  ----------
                                                                                                      24,924
                                                                                                  ----------
            BROADCASTING (0.5%)
   10,000   Time Warner Cable, Inc.                                  6.75         7/01/2018           11,134
                                                                                                  ----------
            CASINOS & GAMING (0.2%)
    3,000   International Game Technology                            7.50         6/15/2019            3,198
                                                                                                  ----------
            SPECIALTY STORES (0.5%)
    5,000   Staples, Inc.                                            7.75         4/01/2011            5,325
    5,000   Staples, Inc.                                            9.75         1/15/2014            5,863
                                                                                                  ----------
                                                                                                      11,188
                                                                                                  ----------
            Total Consumer Discretionary                                                              50,444
                                                                                                  ----------
            CONSUMER STAPLES (3.1%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.2%)
    4,000   Bunge Ltd. Finance Co.                                   8.50         6/15/2019            4,433
                                                                                                  ----------
            DRUG RETAIL (0.4%)
    9,389   CVS Caremark Corp.                                       6.04        12/10/2028            8,713
                                                                                                  ----------
            FOOD RETAIL (0.2%)
    5,000   Kroger Co.                                               5.50         2/01/2013            5,256
                                                                                                  ----------
            HOUSEHOLD PRODUCTS (0.8%)
   17,000   Clorox Co.                                               6.13         2/01/2011           17,698
                                                                                                  ----------
            HYPERMARKETS & SUPER CENTERS (0.3%)
    5,000   Costco Wholesale Corp.                                   5.30         3/15/2012            5,368
                                                                                                  ----------
            PACKAGED FOODS & MEAT (0.8%)
   15,000   Kellogg Co.                                              6.60         4/01/2011           16,140
                                                                                                  ----------

================================================================================

20  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            SOFT DRINKS (0.4%)
 $  2,000   PepsiAmericas, Inc.                                      4.50%        3/15/2013       $    2,034
    5,000   PepsiCo, Inc.                                            7.90        11/01/2018            6,303
                                                                                                  ----------
                                                                                                       8,337
                                                                                                  ----------
            Total Consumer Staples                                                                    65,945
                                                                                                  ----------
            ENERGY (5.8%)
            -------------
            INTEGRATED OIL & GAS (1.3%)
   21,000   ConocoPhillips                                           8.75         5/25/2010           22,403
    5,000   Hess Corp.                                               8.13         2/15/2019            5,994
                                                                                                  ----------
                                                                                                      28,397
                                                                                                  ----------
            OIL & GAS DRILLING (0.7%)
    3,000   Nabors Industries, Inc.                                  9.25         1/15/2019            3,512
    5,000   Rowan Companies., Inc.                                   7.88         8/01/2019            5,319
    5,000   Transocean, Inc.                                         5.25         3/15/2013            5,281
                                                                                                  ----------
                                                                                                      14,112
                                                                                                  ----------
            OIL & GAS EQUIPMENT & SERVICES (0.8%)
    5,000   Baker Hughes, Inc.                                       7.50        11/15/2018            5,908
    5,000   Smith International, Inc.                                8.63         3/15/2014            5,686
    5,000   Weatherford International Ltd.                           9.63         3/01/2019            6,212
                                                                                                  ----------
                                                                                                      17,806
                                                                                                  ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    5,000   Noble Energy, Inc.                                       8.25         3/01/2019            5,940
                                                                                                  ----------
            OIL & GAS REFINING & MARKETING (0.7%)
    5,000   Plains All American Pipeline, LP                         6.50         5/01/2018            5,388
    3,000   Plains All American Pipeline, LP                         8.75         5/01/2019            3,670
    5,000   Valero Energy Corp.                                      9.38         3/15/2019            5,811
                                                                                                  ----------
                                                                                                      14,869
                                                                                                  ----------
            OIL & GAS STORAGE & TRANSPORTATION (2.0%)
    5,000   DCP Midstream, LLC(a)                                    9.70        12/01/2013            5,698
    5,000   Enbridge Energy Partners, LP                             5.35        12/15/2014            5,097
    4,000   Enbridge Energy Partners, LP                             8.05        10/01/2037            3,204
    3,000   Energy Transfer Partners, LP                             9.00         4/15/2019            3,685
   10,000   Enterprise Products Operating, LLC                       6.30         9/15/2017           10,771
    5,000   Nustar Logistics, LP                                     7.65         4/15/2018            5,070
    5,000   Sunoco Logistics Partners Operations, LP                 8.75         2/15/2014            5,381
    3,000   Transcontinental Gas Pipeline Corp.                      8.88         7/15/2012            3,423
                                                                                                  ----------
                                                                                                      42,329
                                                                                                  ----------
            Total Energy                                                                             123,453
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            FINANCIALS (8.9%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
 $  5,000   State Street Capital Trust III                            8.25%               -(b)    $    4,679
                                                                                                  ----------
            CONSUMER FINANCE (1.8%)
   10,000   American Honda Finance Corp.(a)                           7.63       10/01/2018           10,697
    3,000   ERAC USA Finance Co.(a)                                   6.38       10/15/2017            2,808
   25,200   Household Finance Corp.                                   6.38       10/15/2011           25,879
                                                                                                  ----------
                                                                                                      39,384
                                                                                                  ----------
            DIVERSIFIED BANKS (0.7%)
    5,000   Huntington National Bank                                  4.38        1/15/2010            5,001
    5,000   Wells Fargo Capital XIII                                  7.70                -(b)         4,353
    5,000   Wells Fargo Capital XV                                    9.75                -(b)         5,092
                                                                                                  ----------
                                                                                                      14,446
                                                                                                  ----------
            LIFE & HEALTH INSURANCE (0.2%)
    5,000   Great-West Life & Annuity Insurance Co.(a)                7.15        5/16/2046            3,755
                                                                                                  ----------
            MULTI-LINE INSURANCE (0.3%)
    5,000   AIG Sunamerica Global Financing(a)                        6.30        5/10/2011            4,793
    3,000   Oil Insurance Ltd.(a)                                     7.56                -(b)         1,343
                                                                                                  ----------
                                                                                                       6,136
                                                                                                  ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
    6,000   Bank of America Corp.                                     8.00                -(b)         5,139
   10,000   Bank One Corp.                                            7.88        8/01/2010           10,523
    5,000   Countrywide Financial Corp.                               5.80        6/07/2012            5,135
    3,000   JPMorgan Chase & Co.                                      7.90                -(b)         2,860
                                                                                                  ----------
                                                                                                      23,657
                                                                                                  ----------
            PROPERTY & CASUALTY INSURANCE (1.4%)
   15,000   Berkshire Hathaway Finance Corp.                          4.85        1/15/2015           15,713
    5,000   MBIA Insurance Co.(a)                                    14.00        1/15/2033            1,770
    5,000   Progressive Corp.                                         6.70        6/15/2037            3,790
    5,000   Travelers Companies, Inc.                                 6.25        3/15/2037            4,259
    5,000   XL Capital Ltd.                                           6.50                -(b)         2,979
                                                                                                  ----------
                                                                                                      28,511
                                                                                                  ----------
            REGIONAL BANKS (0.6%)
    5,000   Chittenden Corp.                                          5.80        2/14/2017            4,951
    8,000   Hudson United Bank                                        7.00        5/15/2012            8,373
                                                                                                  ----------
                                                                                                      13,324
                                                                                                  ----------
            REITs - DIVERSIFIED (0.2%)
    5,000   Liberty Property, LP                                      6.63       10/01/2017            4,349
                                                                                                  ----------

================================================================================

22  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            REITs - INDUSTRIAL (0.2%)
 $  5,000   AMB Property, LP                                          6.30%       6/01/2013       $    4,669
                                                                                                  ----------
            REITs - RESIDENTIAL (0.2%)
    4,860   AvalonBay Communities, Inc.                               5.50        1/15/2012            4,950
                                                                                                  ----------
            REITs - RETAIL (1.8%)
    9,000   Chelsea Property Group, LP                                6.00        1/15/2013            8,893
    5,000   National Retail Properties, Inc.                          6.88       10/15/2017            4,535
   15,000   Pan Pacific Retail Properties, Inc.                       7.95        4/15/2011           15,240
    3,000   Regency Centers, LP                                       8.45        9/01/2010            3,035
    6,185   Regency Centers, LP                                       7.95        1/15/2011            6,362
                                                                                                  ----------
                                                                                                      38,065
                                                                                                  ----------
            REITs - SPECIALIZED (0.2%)
    5,000   Nationwide Health Properties, Inc.                        6.25        2/01/2013            4,616
                                                                                                  ----------
            SPECIALIZED FINANCE (0.0%)
    1,000   Assured Guaranty U.S. Holdings, Inc.                      6.40       12/15/2066              467
                                                                                                  ----------
            Total Financials                                                                         191,008
                                                                                                  ----------
            HEALTH CARE (1.3%)
            ------------------
            BIOTECHNOLOGY (0.5%)
   10,000   Genentech, Inc.                                           4.75        7/15/2015           10,533
                                                                                                  ----------
            HEALTH CARE EQUIPMENT (0.2%)
    4,000   Hospira, Inc.                                             6.40        5/15/2015            4,366
                                                                                                  ----------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,500   Thermo Fisher Scientific, Inc.                            5.00        6/01/2015            2,553
                                                                                                  ----------
            MANAGED HEALTH CARE (0.2%)
    5,000   Highmark, Inc.(a)                                         6.80        8/15/2013            4,879
                                                                                                  ----------
            PHARMACEUTICALS (0.3%)
    5,000   Roche Holdings, Inc.(a)                                   6.00        3/01/2019            5,555
                                                                                                  ----------
            Total Health Care                                                                         27,886
                                                                                                  ----------
            INDUSTRIALS (3.3%)
            ------------------
            AIRLINES (0.4%)
    2,500   American Airlines Pass-Through Trust                     10.38        7/02/2019            2,528
    5,000   Continental Airlines, Inc. Pass-Through Trust             9.00        7/08/2016            4,991
      844   United Airlines Pass-Through Trust                        7.73        7/01/2010              823
                                                                                                  ----------
                                                                                                       8,342
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
 $ 10,000   John Deere Capital Corp.                                 5.10%        1/15/2013       $   10,715
    5,000   Paccar, Inc.                                             6.88         2/15/2014            5,539
                                                                                                  ----------
                                                                                                      16,254
                                                                                                  ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
   10,000   Waste Management, Inc.                                   7.38         8/01/2010           10,413
                                                                                                  ----------
            INDUSTRIAL MACHINERY (0.7%)
   10,000   Danaher Corp.                                            5.63         1/15/2018           10,671
    1,500   Ingersoll Rand Co.                                       9.00         8/15/2021            1,564
    3,000   Ingersoll-Rand GL Holding Co.                            9.50         4/15/2014            3,485
                                                                                                  ----------
                                                                                                      15,720
                                                                                                  ----------
            RAILROADS (1.0%)
    2,058   CSX Transportation Inc.                                  9.75         6/15/2020            2,505
    2,842   Norfolk Southern Railway Co.                             9.75         6/15/2020            3,784
   10,000   TTX Co.(a)                                               5.40         2/15/2016            8,583
    5,000   Union Pacific Corp.                                      7.88         1/15/2019            6,040
                                                                                                  ----------
                                                                                                      20,912
                                                                                                  ----------
            Total Industrials                                                                         71,641
                                                                                                  ----------
            INFORMATION TECHNOLOGY (0.5%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.2%)
    5,000   Harris Corp.                                             5.95        12/01/2017            5,242
                                                                                                  ----------
            COMPUTER HARDWARE (0.3%)
    5,000   IBM Corp.                                                7.63        10/15/2018            6,121
                                                                                                  ----------
            Total Information Technology                                                              11,363
                                                                                                  ----------
            MATERIALS (1.8%)
            ----------------
            DIVERSIFIED CHEMICALS (0.5%)
    5,000   Chevron Phillips Chemical Co., LP(a)                     7.00         6/15/2014            5,319
    5,000   Dow Chemical Co.                                         7.60         5/15/2014            5,438
                                                                                                  ----------
                                                                                                      10,757
                                                                                                  ----------
            PAPER PRODUCTS (0.5%)
   10,000   International Paper Co.                                  7.40         6/15/2014           10,697
                                                                                                  ----------
            SPECIALTY CHEMICALS (0.5%)
    5,000   Cytec Industries, Inc.                                   8.95         7/01/2017            5,305
    5,000   Lubrizol Corp.                                           8.88         2/01/2019            6,120
                                                                                                  ----------
                                                                                                      11,425
                                                                                                  ----------
            STEEL (0.3%)
    5,000   Allegheny Technologies, Inc.                             9.38         6/01/2019            5,488
                                                                                                  ----------
            Total Materials                                                                           38,367
                                                                                                  ----------

================================================================================

24  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
 $  4,000   Qwest Communications International, Inc.                  7.25%       2/15/2011       $    4,000
                                                                                                  ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.4%)
    3,000   AT&T Wireless Services, Inc.                              7.88        3/01/2011            3,252
    5,000   Verizon Wireless Capital, LLC(a)                          8.50       11/15/2018            6,360
                                                                                                  ----------
                                                                                                       9,612
                                                                                                  ----------
            Total Telecommunication Services                                                          13,612
                                                                                                  ----------
            UTILITIES (7.2%)
            ----------------
            ELECTRIC UTILITIES (3.7%)
    5,000   Cleveland Electric Illuminating Co.                       8.88       11/15/2018            6,161
    1,500   FPL Energy American Wind(a)                               6.64        6/20/2023            1,388
    5,000   FPL Group Capital, Inc.                                   7.30        9/01/2067            4,507
    5,000   Gulf Power Co.                                            4.90       10/01/2014            5,283
    5,000   Illinois Power Co.                                        9.75       11/15/2018            6,011
    5,000   Nevada Power Co.                                          7.13        3/15/2019            5,609
   10,000   Northern States Power Co.                                 8.00        8/28/2012           11,592
    5,000   Oglethorpe Power Corp.                                    6.10        3/15/2019            5,063
    2,019   Power Contract Financing, LLC(a)                          6.26        2/01/2010            1,992
    5,000   PPL Energy Supply, LLC                                    6.20        5/15/2016            5,231
    7,621   Tristate General & Transport Association(a)               6.04        1/31/2018            7,369
    9,000   Union Electric Co.                                        6.70        2/01/2019            9,772
   10,000   West Penn Power Co.                                       6.63        4/15/2012           10,193
                                                                                                  ----------
                                                                                                      80,171
                                                                                                  ----------
            GAS UTILITIES (1.9%)
    8,000   AGL Capital Corp.                                         6.38        7/15/2016            7,894
    4,000   Atmos Energy Corp.                                        8.50        3/15/2019            4,811
    4,000   EQT Corp.                                                 8.13        6/01/2019            4,520
    8,000   Gulfstream Natural Gas Systems, LLC(a)                    5.56       11/01/2015            8,013
    5,000   Oneok Partners, LP                                        8.63        3/01/2019            5,955
    5,000   Questar Pipeline Co.                                      5.83        2/01/2018            5,188
    5,000   Southern Star Central Gas Pipeline, Inc.(a)               6.00        6/01/2016            4,750
                                                                                                  ----------
                                                                                                      41,131
                                                                                                  ----------
            MULTI-UTILITIES (1.3%)
    5,000   Black Hills Corp.                                         9.00        5/15/2014            5,596
    5,000   CenterPoint Energy Houston Electric, LLC                  7.00        3/01/2014            5,482
    5,000   NiSource, Inc.                                           10.75        3/15/2016            5,831
    5,000   Northwestern Corp.(a)                                     6.34        4/01/2019            5,263
    5,000   South Carolina Electric & Gas Co.                         5.30        5/15/2033            4,905
                                                                                                  ----------
                                                                                                      27,077
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            WATER UTILITIES (0.3%)
 $  5,475   American Water Capital Corp.                             6.09%       10/15/2017       $    5,460
                                                                                                  ----------
            Total Utilities                                                                          153,839
                                                                                                  ----------
            Total Corporate Obligations (cost: $712,899)                                             747,558
                                                                                                  ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (13.8%)

            ENERGY (1.8%)
            -------------
            INTEGRATED OIL & GAS (0.2%)
    4,000   Husky Energy, Inc.                                       7.25        12/15/2019            4,593
                                                                                                  ----------
            OIL & GAS DRILLING (0.1%)
    2,842   Delek & Avner-Yam Tethys Ltd.(a)                         2.13(c)      8/01/2013            2,840
                                                                                                  ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.0%)
    5,000   Canadian Natural Resources Ltd.                          5.70         5/15/2017            5,264
    3,500   Talisman Energy, Inc.                                    7.75         6/01/2019            4,101
   10,000   Woodside Finance Ltd.(a)                                 8.75         3/01/2019           11,487
                                                                                                  ----------
                                                                                                      20,852
                                                                                                  ----------
            OIL & GAS REFINING & MARKETING (0.5%)
    5,000   GS Caltex Corp.                                          7.25         7/02/2013            5,031
    5,000   GS Caltex Corp.(a)                                       5.50        10/15/2015            4,578
                                                                                                  ----------
                                                                                                       9,609
                                                                                                  ----------
            Total Energy                                                                              37,894
                                                                                                  ----------
            FINANCIALS (6.6%)
            -----------------
            DIVERSIFIED BANKS (5.1%)
    5,000   ANZ Capital Trust I(a)                                   4.48                 -(b)         4,902
    6,000   Banco Santander(a)                                       5.38        12/09/2014            5,730
    5,180   Barclays Bank plc(a)                                     7.38                 -(b)         3,787
    5,000   Barclays Bank plc(a)                                     6.05        12/04/2017            4,676
    5,000   BNP Paribas(a)                                           7.20                 -(b)         3,697
    5,000   Canadian Imperial Bank Corp.(a)                          7.26         4/10/2032            5,318
   10,000   Danske Bank A/S                                          0.74(c)      5/24/2012            9,967
   20,000   Landesbank Baden-Wuerttemberg                            6.35         4/01/2012           20,696
   10,000   Lloyds TSB Bank plc                                      0.81(c)      6/17/2011            9,979
   10,000   Lloyds TSB Group plc(a)                                  6.27                 -(b)         4,205
    5,000   Mizuho Capital Investment 1 Ltd.(a)                      6.69                 -(b)         3,802
   10,000   MUFG Capital Finance 1 Ltd.                              6.35                 -(b)         9,046
   15,000   Nordea Bank AB(a)                                        5.25        11/30/2012           14,966
    5,000   Standard Chartered Bank(a)                               6.40         9/26/2017            4,506
    5,000   Sumitomo Mitsui Financial Group(a)                       6.08                 -(b)         4,400
                                                                                                  ----------
                                                                                                     109,677
                                                                                                  ----------

================================================================================

26  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            INVESTMENT BANKING & BROKERAGE (0.3%)
 $  5,000   Credit Suisse Group, AG                                  5.50%        5/01/2014       $    5,323
                                                                                                  ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    5,000   ZFS Finance USA Trust II(a)                              6.45        12/15/2065            4,550
                                                                                                  ----------
            PROPERTY & CASUALTY INSURANCE (0.1%)
    5,000   Catlin Insurance Co. Ltd.(a)                             7.25                 -(b)         2,653
                                                                                                  ----------
            REGIONAL BANKS (0.5%)
   10,000   Dexia Credit Local                                       1.26(c)      9/23/2011            9,976
    5,000   Glitnir Banki hf(d),(a)                                  6.38         9/25/2012            1,025
    5,000   Kaupthing Bank hf(d),(a)                                 7.13         5/19/2016               13
                                                                                                  ----------
                                                                                                      11,014
                                                                                                  ----------
            REITs - RETAIL (0.4%)
   10,000   Westfield Capital Corp.(a)                               5.13        11/15/2014            9,211
                                                                                                  ----------
            Total Financials                                                                         142,428
                                                                                                  ----------
            GOVERNMENT (1.7%)
            -----------------
            FOREIGN GOVERNMENT (1.7%)
   25,000   Region of Lombardy                                       5.80        10/25/2032           25,352
   10,000   Republic of Poland                                       5.25         1/15/2014           10,262
                                                                                                  ----------
            Total Government                                                                          35,614
                                                                                                  ----------
            INDUSTRIALS (0.4%)
            ------------------
            BUILDING PRODUCTS (0.4%)
   10,000   CRH America, Inc.                                        6.00         9/30/2016            9,188
                                                                                                  ----------
            MATERIALS (2.3%)
            ----------------
            DIVERSIFIED METALS & MINING (0.6%)
    5,000   Glencore Funding, LLC(a)                                 6.00         4/15/2014            4,458
    5,000   Rio Tinto Finance (USA) Ltd.                             9.00         5/01/2019            5,892
    2,034   Xstrata Canada Corp.                                     5.38         6/01/2015            1,807
                                                                                                  ----------
                                                                                                      12,157
                                                                                                  ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.9%)
   10,000   Agrium, Inc.                                             8.25         2/15/2011           10,501
    8,000   Yara International ASA(a)                                5.25        12/15/2014            7,877
    2,000   Yara International ASA(a)                                7.88         6/11/2019            2,134
                                                                                                  ----------
                                                                                                      20,512
                                                                                                  ----------
            GOLD (0.5%)
   10,000   Barrick NA Finance, LLC                                  6.80         9/15/2018           11,207
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
            STEEL (0.3%)
 $  5,000   ArcelorMittal                                            9.00%        2/15/2015       $    5,569
                                                                                                  ----------
            Total Materials                                                                           49,445
                                                                                                  ----------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    5,416   Deutsche Telekom International Finance                   8.50         6/15/2010            5,706
                                                                                                  ----------
            UTILITIES (0.7%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
   10,200   Transalta Corp.                                          6.65         5/15/2018            9,963
                                                                                                  ----------
            MULTI-UTILITIES (0.2%)
    5,000   Veolia Environnement                                     6.00         6/01/2018            5,271
                                                                                                  ----------
            Total Utilities                                                                           15,234
                                                                                                  ----------
            Total Eurodollar and Yankee Obligations (cost: $312,670)                                 295,509
                                                                                                  ----------
            ASSET-BACKED SECURITIES (4.2%)

            FINANCIALS (4.2%)
            -----------------
            ASSET-BACKED FINANCING (4.2%)
   10,000   AESOP Funding II, LLC(a),(e)                             9.31        10/21/2013           10,075
    1,930   AmeriCredit Automobile Receivables Trust                 2.05(c)      1/12/2012            1,924
    5,000   ARG Funding Corp.(a)                                     4.84         5/20/2011            4,879
    4,000   Banc of America Securities Auto Trust                    5.51         2/19/2013            3,584
    5,000   Bank One Issuance Trust                                  1.09(c)      2/15/2017            3,911
    1,750   Capital One Auto Finance Trust (INS)                     4.71         6/15/2012            1,771
    5,000   Capital One Auto Finance Trust                           0.32(c)      5/15/2013            4,647
    5,000   Capital One Multi-Asset Execution Trust                  6.00         8/15/2013            4,941
    5,000   Chase Issuance Trust                                     5.12        10/15/2014            5,294
    3,000   Citibank Credit Card Issuance Trust                      5.70         5/15/2013            2,962
    5,000   Citibank Credit Card Issuance Trust                      5.10        11/20/2017            5,060
    2,000   Citibank Credit Card Issuance Trust                      5.35         2/07/2020            2,001
    5,000   CPS Auto Receivables Trust (INS)                         6.48         7/15/2013            4,814
    3,000   Ford Credit Auto Owner Trust                             2.04(c)      4/15/2013            2,990
    3,000   GE Capital Credit Card Master Note Trust                 0.56(c)      3/15/2013            2,713
    5,000   Hertz Vehicle Financing, LLC(a)                          5.08        11/25/2011            4,920
    5,000   Huntington Auto Trust(a)                                 5.64         2/15/2013            4,940
    5,000   Rental Car Finance Corp.(a)                              0.43         7/25/2013            3,519
    4,779   SLM Student Loan Trust                                   1.05(c)     10/25/2038            3,438
    5,250   SLM Student Loan Trust                                   0.73(c)      1/25/2041            2,781
    1,218   USXL Funding, LLC (INS)(a)                               5.38         4/15/2014            1,150

================================================================================

28  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------
 $  5,000   Volkswagen Auto Loan Enhanced Trust                      6.24%        7/20/2015       $    5,183
    2,000   WFS Financial Owner Trust                                4.76         5/17/2013            1,968
                                                                                                  ----------
            Total Financials                                                                          89,465
                                                                                                  ----------
            Total Asset-Backed Securities (cost: $84,075)                                             89,465
                                                                                                  ----------
            COMMERCIAL MORTGAGE SECURITIES (15.3%)

            FINANCIALS (15.3%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (15.3%)
    8,922   Banc of America Commercial Mortgage, Inc.                5.79         5/11/2035            9,057
   10,000   Banc of America Commercial Mortgage, Inc.                4.65         9/11/2036           10,131
    5,125   Banc of America Commercial Mortgage, Inc.                5.26(c)     11/10/2042            2,878
   10,000   Banc of America Commercial Mortgage, Inc.                5.91(c)      5/10/2045            9,881
   11,000   Banc of America Commercial Mortgage, Inc.                5.35(c)      9/10/2047           10,852
    5,008   Bear Stearns Commercial Mortgage Securities, Inc.(a)     6.00         6/16/2030            3,454
   11,545   Bear Stearns Commercial Mortgage Securities, Inc.        5.62(c)      3/11/2039           10,953
    5,000   Citigroup Commercial Mortgage Trust(a)                   4.83         9/20/2051            3,459
   12,000   Commercial Mortgage Trust                                5.12         6/10/2044           10,058
    8,000   Credit Suisse First Boston Mortgage Capital              5.55(c)      2/15/2039            7,879
    8,681   Credit Suisse First Boston Mortgage Securities Corp.     6.38        12/18/2035            8,610
   10,000   Credit Suisse First Boston Mortgage Securities Corp.     4.81         2/15/2038            9,318
    5,000   Credit Suisse First Boston Mortgage Securities Corp.     5.10         8/15/2038            2,803
   11,100   Credit Suisse First Boston Mortgage Securities Corp.     5.23        12/15/2040           10,182
    3,493   First Union National Bank Commercial Mortgage Trust      7.39        12/15/2031            3,492
   10,000   GE Commercial Mortgage Corp.                             5.52(c)      3/10/2044            9,767
    4,684   Greenwich Capital Commercial Funding Corp.               4.31         8/10/2042            4,666
   12,215   J.P. Morgan Chase Commercial Mortgage Securities Corp.   4.82         9/12/2037           12,267
   10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.   4.99         9/12/2037            5,656
   10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.49         4/15/2043            9,804
    3,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.81         6/12/2043            2,717
   10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.34(c)     12/15/2044            9,658
   10,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.   6.07(c)      4/15/2045            9,947

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
 $  2,500   J.P. Morgan Chase Commercial Mortgage Securities Corp.   5.19%(c)     3/15/2046       $      621
    7,000   LB-UBS Commercial Mortgage Trust                         4.58         8/15/2029            6,722
    2,000   LB-UBS Commercial Mortgage Trust                         4.51        12/15/2029            1,905
   10,000   LB-UBS Commercial Mortgage Trust                         4.95         9/15/2030            9,134
    7,000   LB-UBS Commercial Mortgage Trust                         5.34         9/15/2039            6,800
    7,000   Merrill Lynch Mortgage Trust                             5.62         7/12/2034            6,969
   10,000   Merrill Lynch Mortgage Trust                             5.02         7/12/2038            9,747
    2,000   Merrill Lynch Mortgage Trust                             5.55(c)      1/12/2044              443
    5,000   Merrill Lynch Mortgage Trust                             6.46(c)      2/12/2051            1,884
   12,550   Morgan Stanley Capital I, Inc.                           4.59         4/14/2040           11,970
    7,000   Morgan Stanley Capital I, Inc.                           5.97(c)      8/12/2041            6,927
    5,350   Morgan Stanley Capital I, Inc.                           5.17         1/14/2042            5,028
   10,000   Morgan Stanley Capital I, Inc.                           5.69         7/12/2044            9,766
    7,000   Morgan Stanley Capital I, Inc.                           4.85         6/12/2047            6,590
   11,425   Morgan Stanley Capital I, Inc.                           5.17        10/12/2052           10,882
    5,000   Morgan Stanley Capital I, Inc.                           4.66         7/15/2056            4,749
    5,000   Timberstar Trust(a)                                      5.88        10/15/2036            4,189
   10,000   Wachovia Bank Commercial Mortgage Trust                  5.08         3/15/2042            9,673
    5,000   Wachovia Bank Commercial Mortgage Trust                  4.66         4/15/2042            4,856
   10,500   Wachovia Bank Commercial Mortgage Trust                  4.81         4/15/2042           10,227
   10,000   Wachovia Bank Commercial Mortgage Trust                  4.61         5/15/2044            9,932
   10,350   Wachovia Bank Commercial Mortgage Trust                  5.35(c)     10/15/2044           10,295
                                                                                                  ----------
                                                                                                     326,798
                                                                                                  ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   49,076   Greenwich Capital Commercial Funding Corp.,
              acquired 8/13/2003; cost $2,773(a),(f)                 1.99         1/11/2035              359
   22,651   Wachovia Bank Commercial Mortgage Trust,
              acquired 8/06/2003; cost $1,145(a),(f)                 1.20         4/15/2035              368
                                                                                                  ----------
                                                                                                         727
                                                                                                  ----------
            Total Financials                                                                         327,525
                                                                                                  ----------
            Total Commercial Mortgage Securities (cost: $348,702)                                    327,525
                                                                                                  ----------
            U.S. GOVERNMENT AGENCY ISSUES (16.7%)(g)

            MORTGAGE-BACKED PASS-THROUGH SECURITIES (15.5%)
   20,605   Fannie Mae(+)                                            5.00         6/01/2033           21,188
   10,079   Fannie Mae(+)                                            5.50         7/01/2021           10,579
   16,282   Fannie Mae(+)                                            5.50         9/01/2035           16,929
    7,945   Fannie Mae(+)                                            5.50        10/01/2035            8,260
   12,268   Fannie Mae(+)                                            5.50         1/01/2036           12,756
   16,192   Fannie Mae(+)                                            5.50         4/01/2036           16,835
   15,450   Fannie Mae(+)                                            5.50         2/01/2037           16,039
   17,549   Fannie Mae(+)                                            5.50         3/01/2037           18,207

================================================================================

30  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------
 $ 11,531   Fannie Mae(+)                                            5.50%       11/01/2037       $   11,963
   20,819   Fannie Mae(+)                                            5.50         5/01/2038           21,595
   18,539   Fannie Mae(+)                                            6.00         5/01/2036           19,483
   14,946   Fannie Mae(+)                                            6.00         6/01/2036           15,708
   18,715   Fannie Mae(+)                                            6.00         8/01/2037           19,652
    1,769   Fannie Mae(+)                                            6.50         4/01/2031            1,909
       33   Fannie Mae(+)                                            6.50         7/01/2031               35
    3,153   Fannie Mae(+)                                            6.50         3/01/2032            3,402
       81   Fannie Mae(+)                                            7.00        10/01/2022               89
       60   Fannie Mae(+)                                            7.00         3/01/2023               66
      355   Fannie Mae(+)                                            7.00         4/01/2023              392
    4,578   Freddie Mac(+)                                           5.00         6/01/2020            4,788
   12,636   Freddie Mac(+)                                           5.00         1/01/2021           13,216
   11,633   Freddie Mac(+)                                           5.50        11/01/2020           12,215
    5,611   Freddie Mac(+)                                           5.50        12/01/2020            5,891
    8,118   Freddie Mac(+)                                           5.50        12/01/2035            8,437
   15,293   Freddie Mac(+)                                           5.50         4/01/2036           15,867
   11,348   Government National Mortgage Assn. I                     5.00         8/15/2033           11,722
      805   Government National Mortgage Assn. I                     6.00         8/15/2028              854
    1,181   Government National Mortgage Assn. I                     6.00         9/15/2028            1,253
    7,241   Government National Mortgage Assn. I                     6.00         9/15/2028            7,635
      727   Government National Mortgage Assn. I                     6.00         9/15/2028              771
    1,945   Government National Mortgage Assn. I                     6.00        10/15/2028            2,063
      201   Government National Mortgage Assn. I                     6.00         1/15/2029              213
      959   Government National Mortgage Assn. I                     6.00         1/15/2029            1,018
      911   Government National Mortgage Assn. I                     6.00         1/15/2029              966
    1,361   Government National Mortgage Assn. I                     6.00         1/15/2033            1,443
       30   Government National Mortgage Assn. I                     6.50         6/15/2023               32
       70   Government National Mortgage Assn. I                     6.50         7/15/2023               75
      454   Government National Mortgage Assn. I                     6.50         7/15/2023              484
      237   Government National Mortgage Assn. I                     6.50         9/15/2023              253
      326   Government National Mortgage Assn. I                     6.50        10/15/2023              348
       70   Government National Mortgage Assn. I                     6.50        10/15/2023               74
      484   Government National Mortgage Assn. I                     6.50        10/15/2023              516
    1,039   Government National Mortgage Assn. I                     6.50        12/15/2023            1,108
      498   Government National Mortgage Assn. I                     6.50        12/15/2023              531
      269   Government National Mortgage Assn. I                     6.50         1/15/2024              288
      435   Government National Mortgage Assn. I                     6.50         2/15/2024              466
      213   Government National Mortgage Assn. I                     6.50         4/15/2026              229
    1,227   Government National Mortgage Assn. I                     6.50         5/15/2028            1,329
    2,595   Government National Mortgage Assn. I                     6.50        10/15/2031            2,806
      147   Government National Mortgage Assn. I                     7.00         5/15/2023              161
       99   Government National Mortgage Assn. I                     7.00         5/15/2023              109
      136   Government National Mortgage Assn. I                     7.00         5/15/2023              149
      144   Government National Mortgage Assn. I                     7.00         5/15/2023              157

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE         MATURITY             (000)
------------------------------------------------------------------------------------------------------------
 $     78   Government National Mortgage Assn. I                     7.00%        6/15/2023       $       85
      274   Government National Mortgage Assn. I                     7.00         6/15/2023              300
      290   Government National Mortgage Assn. I                     7.00         6/15/2023              317
      795   Government National Mortgage Assn. I                     7.00         8/15/2023              870
      127   Government National Mortgage Assn. I                     7.00         8/15/2023              139
      441   Government National Mortgage Assn. I                     7.00         8/15/2023              482
       75   Government National Mortgage Assn. I                     7.00         8/15/2023               82
      228   Government National Mortgage Assn. I                     7.00         9/15/2023              249
      111   Government National Mortgage Assn. I                     7.00         1/15/2026              122
       39   Government National Mortgage Assn. I                     7.00         3/15/2026               42
       31   Government National Mortgage Assn. I                     7.00         3/15/2026               34
      755   Government National Mortgage Assn. I                     7.00        10/15/2027              829
      668   Government National Mortgage Assn. I                     7.00         6/15/2029              735
      464   Government National Mortgage Assn. I                     7.00         6/15/2029              511
      312   Government National Mortgage Assn. I                     7.00         7/15/2029              344
      660   Government National Mortgage Assn. I                     7.00         8/15/2031              727
      409   Government National Mortgage Assn. I                     7.00         7/15/2032              447
      598   Government National Mortgage Assn. I                     7.50         7/15/2023              666
      234   Government National Mortgage Assn. I                     7.50         6/15/2026              262
      538   Government National Mortgage Assn. I                     7.50         6/15/2026              601
      408   Government National Mortgage Assn. I                     7.50         7/15/2026              456
      339   Government National Mortgage Assn. I                     7.50         5/15/2027              378
      518   Government National Mortgage Assn. I                     7.50         2/15/2028              579
      485   Government National Mortgage Assn. I                     7.50        12/15/2028              542
      388   Government National Mortgage Assn. I                     7.50         8/15/2029              434
    3,270   Government National Mortgage Assn. II                    5.50         4/20/2033            3,411
    3,142   Government National Mortgage Assn. II                    6.00         8/20/2032            3,306
    2,153   Government National Mortgage Assn. II                    6.00         9/20/2032            2,265
      860   Government National Mortgage Assn. II                    6.50         8/20/2031              930
                                                                                                  ----------
                                                                                                     332,699
                                                                                                  ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.2%)
    5,000   Bank of America Corp., FDIC TLGP                         0.99         6/22/2012            5,067
    2,534   Perforadora Centrale S.A. de C.V. "A," Title XI          5.24        12/15/2018            2,748
    5,000   SunTrust Banks, Inc., FDIC TLGP                          1.27        12/16/2010            5,057
   10,000   Totem Ocean Trailer Express, Inc., Title XI              6.37         4/15/2028           11,724
                                                                                                  ----------
                                                                                                      24,596
                                                                                                  ----------
            Total U.S. Government Agency Issues (cost: $338,858)                                     357,295
                                                                                                  ----------
            U.S. TREASURY SECURITIES (4.0%)

            INFLATION-INDEXED NOTES (4.0%)
   51,068   2.38%, 1/15/2025                                                                          52,185
   35,738   1.75%, 1/15/2028                                                                          33,304
                                                                                                  ----------
            Total U.S. Treasury Securities (cost: $85,904)                                            85,489
                                                                                                  ----------

================================================================================

32  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)         SECURITY                                               RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (2.5%)

              APPROPRIATED DEBT (0.1%)
 $  2,625     New Jersey EDA                                         5.18%       11/01/2015       $    2,683
                                                                                                  ----------
              CASINOS & GAMING (0.1%)
    5,000     Mashantucket (Western) Pequot Tribe(a)                 5.91         9/01/2021            2,477
                                                                                                  ----------
              ELECTRIC UTILITIES (0.5%)
    5,000     Air Quality Dev. Auth.                                 4.75         8/01/2029            5,051
    5,000     Maricopa County                                        5.50         5/01/2029            5,046
                                                                                                  ----------
              Total Electric Utilities                                                                10,097
                                                                                                  ----------
              ELECTRIC/GAS UTILITIES (0.1%)
    2,795     North Carolina Eastern Municipal Power Agency          5.55         1/01/2013            2,757
                                                                                                  ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,300     Okeechobee County                                      5.00         7/01/2039            2,309
                                                                                                  ----------
              ESCROWED BONDS (0.1%)
    1,000     New Jersey Turnpike Auth. (INS)(PRE)                   4.25         1/01/2016            1,023
                                                                                                  ----------
              GENERAL OBLIGATION (0.1%)
    2,200     Marin County (INS)                                     4.89         8/01/2016            2,096
                                                                                                  ----------
              OIL & GAS REFINING & MARKETING (0.4%)
    9,500     Harris County                                          5.68         3/01/2023            9,500
                                                                                                  ----------
              SPECIAL ASSESSMENT/TAX/FEE (0.1%)
    2,000     New York Housing Finance Agency                        5.18         9/15/2010            2,074
                                                                                                  ----------
              TOLL ROADS (0.9%)
   19,000     New Jersey Turnpike Auth. (INS)                        4.25         1/01/2016           18,857
                                                                                                  ----------
              Total Municipal Bonds (cost: $56,420)                                                   53,873
                                                                                                  ----------

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)/SHARES
------------------------------------------------------------------------------------------------------------
              PREFERRED SECURITIES (4.3%)

              CONSUMER STAPLES (0.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
   70,000     Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)               4,563
                                                                                                  ----------
              FINANCIALS (4.1%)
              -----------------
              REINSURANCE (0.2%)
  $ 5,000     Swiss Re Capital I LP, 6.85%, perpetual(a)                                               3,004
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER OF                                                                                              VALUE
SHARES      SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            REITs - INDUSTRIAL (0.8%)
  120,000   AMB Property Corp., 7.00%, cumulative redeemable, perpetual                           $    2,471
   18,000   AMB Property Corp., Series P, 6.85%, cumulative redeemable, perpetual                        353
  344,500   Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable, perpetual                   13,877
                                                                                                  ----------
                                                                                                      16,701
                                                                                                  ----------
            REITs - OFFICE (0.7%)
   51,050   Duke Realty Corp. depositary shares, Series N, 7.25%, cumulative
              redeemable, perpetual                                                                      912
  614,000   Duke Realty Corp., Series M, 6.95%, cumulative redeemable, perpetual                      10,481
  200,000   HRPT Properties Trust, Series C, 7.13%, cumulative redeemable, perpetual                   3,520
                                                                                                  ----------
                                                                                                      14,913
                                                                                                  ----------
            REITs - RESIDENTIAL (1.0%)
  203,000   BRE Properties, Inc., Series C, 6.75%, cumulative redeemable, perpetual(h)                 3,864
  142,500   Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
              cumulative redeemable, perpetual                                                         7,419
  250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual                  10,453
                                                                                                  ----------
                                                                                                      21,736
                                                                                                  ----------
            REITs - RETAIL (1.1%)
  200,000   Developers Diversified Realty Corp., Series I, 7.50%, cumulative
              redeemable, perpetual                                                                    2,680
  415,000   Kimco Realty Corp., depositary shares, Series F, 6.65%, cumulative
              redeemable, perpetual                                                                    7,998
  400,000   Realty Income Corp., Class D, 7.38%, cumulative redeemable, perpetual                      9,501
  201,500   Weingarten Realty Investors, depositary shares, Series D, 6.75%,
              cumulative redeemable, perpetual                                                         3,868
                                                                                                  ----------
                                                                                                      24,047
                                                                                                  ----------
            REITs - SPECIALIZED (0.3%)
  350,000   Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual(h)                 7,060
                                                                                                  ----------
            Total Financials                                                                          87,461
                                                                                                  ----------
            U.S. GOVERNMENT (0.0%)
            ----------------------
   80,000   Fannie Mae, 8.25%, perpetual                                                                 157
                                                                                                  ----------
            Total Preferred Securities (cost: $117,912)                                               92,181
                                                                                                  ----------

================================================================================

34  | USAA INCOME FUND

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                              COUPON                             VALUE
(000)       SECURITY                                                 RATE        MATURITY              (000)
------------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (3.3%)

            COMMERCIAL PAPER (1.2%)

            CONSUMER DISCRETIONARY (0.2%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.2%)
  $ 5,375   BMW US Capital, LLC(a),(i)                               1.05%        8/06/2009       $    5,374
                                                                                                  ----------
            MUNICIPAL BONDS (0.5%)
            ----------------------
            MUNICIPAL FINANCE (0.5%)
   10,000   California                                               3.75         8/10/2009           10,000
                                                                                                  ----------
            UTILITIES (0.5%)
            ----------------
            MULTI-UTILITIES (0.5%)
   10,000   Oneok, Inc.(a)                                           0.40         8/03/2009           10,000
                                                                                                  ----------
            Total Commercial Paper                                                                    25,374
                                                                                                  ----------
            VARIABLE-RATE DEMAND NOTES (2.1%)

            MUNICIPAL BONDS (2.1%)
            ----------------------
            COMMUNITY SERVICE (0.2%)
    4,000   Caroline County IDA (LOC - Regions Bank)                 3.75        12/01/2037            4,000
                                                                                                  ----------
            GENERAL OBLIGATION (0.5%)
   10,000   Southern Ute Indian Tribe(a)                             1.25         1/01/2027           10,000
                                                                                                  ----------
            HOSPITAL (0.7%)
   12,500   Highlands County (LOC - SunTrust Bank)                   1.85        11/15/2034           12,500
    2,300   Russell County IDA (LOC - Regions Bank)                  3.75         7/01/2038            2,300
                                                                                                  ----------
                                                                                                      14,800
                                                                                                  ----------
            NURSING/CCRC (0.7%)
    8,300   Langhorne Manor (LOC - Citizens Bank of Pennsylvania)    2.40        10/01/2032            8,300
    7,320   Michigan Strategic Fund Ltd. (LOC - Fifth Third Bank)    3.00        11/01/2028            7,320
                                                                                                  ----------
                                                                                                      15,620
                                                                                                  ----------
            Total Variable-Rate Demand Notes                                                          44,420
                                                                                                  ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER OF                                                                                              VALUE
SHARES      SECURITY                                                                                   (000)
------------------------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.0%)
  356,476   State Street Institutional Liquid Reserve Fund, 0.31%(j)                              $      356
                                                                                                  ----------
            Total Money Market Instruments (cost: $70,150)                                            70,150
                                                                                                  ----------
            SHORT-TERM INVESTMENTS PURCHASED WITH
            CASH COLLATERAL FROM SECURITIES LOANED (0.0%)

            MONEY MARKET FUNDS (0.0%)
   18,859   BlackRock Provident Liquidity TempFund, 0.31%(j) (cost: $19)                                  19
                                                                                                  ----------

            TOTAL INVESTMENTS (COST: $2,127,609)                                                  $2,119,064
                                                                                                  ==========

================================================================================

36  | USAA INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2009

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 13.9% of net assets at July 31, 2009.

o   CATEGORIES AND DEFINITIONS

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

    penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

    U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA       Economic Development Authority
    FDIC TLGP The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration on
              December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.
    IDA       Industrial Development Authority/Agency
    PRE       Prerefunded to a date prior to maturity
    REIT      Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a

================================================================================

38  | USAA INCOME FUND

================================================================================

    collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings, Ltd., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2009.

    (d) Currently the issuer is in default with respect to interest and/or principal payments.

    (e) Security was fair valued at July 31, 2009, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

    (f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2009, was $727,000, which represented less than 0.1% of the Fund's net assets.

    (g) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+" are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

    (h) The security or a portion thereof was out on loan as of July 31, 2009.

    (i) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (j) Rate represents the money market fund annualized seven-day yield at July 31, 2009.

See accompanying notes to financial statements.

================================================================================

40  | USAA INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

July 31, 2009

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities
      on loan of $24) (cost of $2,127,609)                               $2,119,064
   Cash                                                                           6
   Receivables:
      Capital shares sold:
         Affiliated transactions (Note 8)                                       151
         Nonaffiliated transactions                                           1,633
      USAA Transfer Agency Company (Note 7D)                                      5
      Dividends and interest                                                 21,926
                                                                         ----------
         Total assets                                                     2,142,785
                                                                         ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                           25
      Capital shares redeemed                                                 1,395
   Accrued management fees                                                      522
   Accrued transfer agent's fees                                                 62
   Other accrued expenses and payables                                          128
                                                                         ----------
         Total liabilities                                                    2,132
                                                                         ----------
            Net assets applicable to capital shares outstanding          $2,140,653
                                                                         ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                       $2,199,282
   Accumulated undistributed net investment income                            1,507
   Accumulated net realized loss on investments                             (51,591)
   Net unrealized depreciation of investments                                (8,545)
                                                                         ----------
            Net assets applicable to capital shares outstanding          $2,140,653
                                                                         ==========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $2,080,994/175,463
         shares outstanding)                                             $    11.86
                                                                         ==========
      Institutional Shares (net assets of $59,659/5,032
         shares outstanding)                                             $    11.86
                                                                         ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended July 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                           $  5,582
   Interest                                                             116,257
   Securities lending (net)                                                 110
                                                                       --------
         Total income                                                   121,949
                                                                       --------
EXPENSES
   Management fees                                                        5,411
   Administration and servicing fees:
      Fund Shares                                                         2,815
      Institutional Shares                                                   12
   Transfer agent's fees:
      Fund Shares                                                         3,350
      Institutional Shares                                                   12
   Custody and accounting fees:
      Fund Shares                                                           279
      Institutional Shares                                                    3
   Postage:
      Fund Shares                                                           160
   Shareholder reporting fees:
      Fund Shares                                                            69
   Trustees' fees                                                            10
   Registration fees:
      Fund Shares                                                            57
      Institutional Shares                                                    2
   Professional fees                                                        108
   Other                                                                     42
                                                                       --------
         Total expenses                                                  12,330
   Expenses paid indirectly:
      Fund Shares                                                            (2)
                                                                       --------
         Net expenses                                                    12,328
                                                                       --------
NET INVESTMENT INCOME                                                   109,621
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on:
      Unaffiliated transactions                                         (13,311)
      Affiliated transactions (Note 9)                                        6
   Change in net unrealized appreciation/depreciation                    26,346
                                                                       --------
         Net realized and unrealized gain                                13,041
                                                                       --------
   Increase in net assets resulting from operations                    $122,662
                                                                       ========

See accompanying notes to financial statements.

================================================================================

42  | USAA INCOME FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                           2009             2008
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                             $  109,621       $   99,691
   Net realized gain (loss) on investments                              (13,305)          12,346
   Change in net unrealized appreciation/depreciation of
      investments                                                        26,346          (30,626)
                                                                     ---------------------------
      Increase in net assets resulting from operations                  122,662           81,411
                                                                     ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                      (107,995)         (99,910)
      Institutional Shares*                                              (1,680)               -
                                                                     ---------------------------
      Distributions to shareholders                                    (109,675)         (99,910)
                                                                     ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                           88,134          154,761
   Institutional Shares*                                                 56,607                -
                                                                     ---------------------------
      Total net increase in net assets from capital
         share transactions                                             144,741          154,761
                                                                     ---------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 7D):
      Fund Shares                                                             1                4
                                                                     ---------------------------
   Net increase in net assets                                           157,729          136,266
NET ASSETS
   Beginning of year                                                  1,982,924        1,846,658
                                                                     ---------------------------
   End of year                                                       $2,140,653       $1,982,924
                                                                     ===========================
Accumulated undistributed net investment income:
   End of year                                                       $    1,507       $    1,561
                                                                     ===========================

* Institutional Shares were initiated on August 1, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is maximum current income without undue risk to principal.

The Fund has two classes of shares: Income Fund Shares (Fund Shares) and, effective August 1, 2008, Income Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by

================================================================================

44  | USAA INCOME FUND

================================================================================

       the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

       markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

    SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities,

================================================================================

46  | USAA INCOME FUND

================================================================================

    inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund's assets as of July 31, 2009:

                                                           OTHER SIGNIFICANT            SIGNIFICANT
                                       QUOTED PRICES              OBSERVABLE           UNOBSERVABLE
INVESTMENTS*                               (LEVEL 1)        INPUTS (LEVEL 2)       INPUTS (LEVEL 3)
---------------------------------------------------------------------------------------------------
Equity Securities:
   Preferred Securities                  $14,001,000         $    78,180,000            $         -

Fixed Income Securities:
   Corporate Obligations                           -             747,558,000                      -
   Eurodollar & Yankee Obligations                 -             295,509,000                      -
   Asset-Backed Securities                         -              79,390,000             10,075,000
   Commercial Mortgage Securities                  -             327,525,000                      -
   U.S. Government Agency Issues                   -             357,295,000                      -
   U.S. Treasury Securities                        -              85,489,000                      -
   Municipal Bonds                                 -              53,873,000                      -

Money Market Instruments:
   Commercial Paper                                -              25,374,000                      -
   Variable-Rate Demand Notes                      -              44,420,000                      -
   Money Market Funds                        356,000                       -                      -

Short-Term Investments
   Purchased with Cash Collateral
   from Securities Loaned:
   Money Market Funds                         19,000                       -                      -
---------------------------------------------------------------------------------------------------
Total                                    $14,376,000          $2,094,613,000            $10,075,000
---------------------------------------------------------------------------------------------------

    *Refer to the portfolio of investments for a detailed list of the Fund's investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities.

    The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

                                                         ASSET-BACKED SECURITIES
    ----------------------------------------------------------------------------
    Balance as of July 31, 2008                                $         -
    Net realized gain (loss)                                             -
    Change in net unrealized appreciation/depreciation              77,000
    Net purchases (sales)                                        9,998,000
    Transfers in and/or out of Level 3                                   -
    ----------------------------------------------------------------------------
    Balance as of July 31, 2009                                $10,075,000
    ----------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their

================================================================================

48  | USAA INCOME FUND

================================================================================

    value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2009, these custodian and other bank credits reduced the Fund Shares' expenses by $2,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

J. SUBSEQUENT EVENTS -- Effective July 31, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued and categorizes subsequent events as recognized or non-recognized for financial statement purposes. The Fund has evaluated subsequent events through September 18, 2009, the date the financial statements were issued, and has determined that there were no events that required recognition or disclosure in the Fund's financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2009, the Fund paid CAPCO facility fees of $9,000, which represents 5.3% of the total fees paid to CAPCO by the

================================================================================

50  | USAA INCOME FUND

================================================================================

USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for amortization resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net realized loss on investments by $54,000. This reclassification had no effect on net assets.

The tax character of distributions paid during the years ended July 31, 2009, and 2008, was as follows:

                                           2009                          2008
                                       -----------------------------------------
Ordinary income*                       $109,675,000                  $99,910,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                      $  1,779,000
Undistributed capital and other losses                              (51,591,000)
Unrealized depreciation of investments                               (8,545,000)

Distributions of net investment income are made monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2009, the Fund had a current post-October capital loss of $1,388,000 and capital loss carryovers of $50,203,000, for federal income tax purposes. The post-October loss

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2011 and 2017, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                                  CAPITAL LOSS CARRYOVERS
                    -------------------------------------------------
                      EXPIRES                               BALANCE
                    -----------                           -----------
                       2011                               $38,340,000
                       2017                                11,863,000
                                                          -----------
                                           Total          $50,203,000
                                                          ===========

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended July 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of July 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended July 31, 2006, through July 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2009, were $453,637,000 and $314,261,000, respectively.

================================================================================

52  | USAA INCOME FUND

================================================================================

As of July 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was $2,127,609,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2009, for federal income tax purposes, were $90,028,000 and $98,573,000, respectively, resulting in net unrealized depreciation of $8,545,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended July 31, 2009, the Fund received securities-lending income of $110,000, which is net of the 20% income retained by Wachovia. As of July 31, 2009, the Fund loaned securities having a fair market value of approximately $24,000 and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

received cash collateral of $25,000 for the loans. Of this amount, $19,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $6,000 remained in cash.

(6) CAPITAL SHARE TRANSACTIONS

At July 31, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions were as follows, in thousands:

                                      YEAR ENDED               YEAR ENDED
                                       7/31/2009                7/31/2008
-------------------------------------------------------------------------------
                                  SHARES       AMOUNT      SHARES      AMOUNT
                                 ----------------------------------------------
FUND SHARES:
Shares sold                       35,556     $ 399,269     37,379    $ 451,905
Shares issued from reinvested
 dividends                         8,663        96,745      7,364       88,550
Shares redeemed                  (36,602)     (407,880)   (31,831)    (385,694)
                                 ----------------------------------------------
Net increase from capital share
 transactions                      7,617      $ 88,134     12,912    $ 154,761
                                 ==============================================
INSTITUTIONAL SHARES
 (INITIATED ON AUGUST 1, 2008):
Shares sold                        5,248      $ 58,888          -    $       -
Shares issued from reinvested
 dividends                           149         1,680          -            -
Shares redeemed                     (365)       (3,961)         -            -
                                 ----------------------------------------------
Net increase from capital share
 transactions                      5,032     $ 56,607           -    $       -
                                 ==============================================

================================================================================

54  | USAA INCOME FUND

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper A Rated Bond Funds Index over the performance period. The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Corporate Debt Funds A Rated category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 0.20% to 0.50%                   +/- 0.04%
    +/- 0.51% to 1.00%                   +/- 0.05%
    +/- 1.01% and greater                +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper A Rated Bond Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the year ended July 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $5,411,000, which included a performance adjustment for the Fund shares and Institutional Shares of $845,000 and $1,000, respectively. For the Fund Shares and Institutional Shares, the performance adjustments were 0.05% and 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the year ended July 31, 2009, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,815,000 and $12,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2009, the Fund reimbursed the Manager $46,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares for its first two fiscal years to 0.40% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares for all

================================================================================

56  | USAA INCOME FUND

================================================================================

    expenses in excess of that amount. The Manager may modify or terminate this voluntary agreement at any time. For the year ended July 31, 2009, the Institutional Shares did not incur any reimbursable expenses.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the year ended July 31, 2009, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $3,350,000 and $12,000, respectively. For the year ended July 31, 2009, the Fund Shares recorded a capital contribution from SAS of $1,000 for adjustments related to corrections to shareholder transactions, which was receivable at July 31, 2009. Additionally, the Fund recorded a receivable from SAS of $4,000 for adjustments to dividends and capital gains payable.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of July 31, 2009, the Fund recorded a receivable for capital shares sold of $151,000 for the Target Funds' purchases of Institutional Shares. As of July 31, 2009, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

Target Funds owned the following percent of the total outstanding shares of the
Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.3%
USAA Target Retirement 2020 Fund                                        0.7
USAA Target Retirement 2030 Fund                                        1.2
USAA Target Retirement 2040 Fund                                        0.6

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2009, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                COST TO        NET REALIZED
      SELLER              PURCHASER            PURCHASER   GAIN (LOSS) TO SELLER
--------------------------------------------------------------------------------
USAA Income Fund   USAA GNMA Trust            $ 5,031,000        $  7,000
USAA Income Fund   USAA Short-Term Bond Fund    5,014,000          (1,000)
USAA GNMA Trust    USAA Income Fund            20,115,000         115,000

(10) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, FASB issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for

================================================================================

58  | USAA INCOME FUND

================================================================================

    fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Fund adopted SFAS 161 on February 1, 2009; however, the Fund did not invest in any derivatives during the period from February 1, 2009, through July 31, 2009. Therefore, no disclosures have been made.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

(11) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                        YEAR ENDED JULY 31,
                                --------------------------------------------------------------------
                                      2009           2008          2007           2006          2005
                                --------------------------------------------------------------------
Net asset value at
   beginning of period          $    11.81     $    11.92    $    11.92     $    12.32    $    12.24
                                --------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income               .64            .63           .60            .59           .56
   Net realized and
      unrealized gain (loss)           .05           (.11)         (.00)(a)       (.41)          .08
                                --------------------------------------------------------------------
Total from investment
   operations                          .69            .52           .60            .18           .64
                                --------------------------------------------------------------------
Less distributions from:
Net investment income                 (.64)          (.63)         (.60)          (.58)         (.56)
                                --------------------------------------------------------------------
Net asset value at
   end of period                $    11.86     $    11.81    $    11.92     $    11.92    $    12.32
                                ====================================================================
Total return (%)*                     6.38           4.37          5.09(c)        1.50          5.33
Net assets at
   end of period (000)          $2,080,994     $1,982,924    $1,846,658     $1,751,433    $1,798,881
Ratios to average
   net assets:**
   Expenses (%)(b)                     .65            .63           .62(c)         .59           .55
   Net investment
      income (%)                      5.76           5.19          4.98           4.81          4.38
Portfolio turnover (%)                  17             16            28             36            24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended July 31, 2009, average net assets were $1,876,066,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.

================================================================================

60  | USAA INCOME FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                    PERIOD ENDED
                                                                      JULY 31,
                                                                      2009***
                                                                    ------------
Net asset value at beginning of period                                $ 11.83
                                                                      -------
Income from investment operations:
  Net investment income(a)                                                .67
  Net realized and unrealized gain(a)                                     .04
                                                                      -------
Total from investment operations(a)                                       .71
                                                                      -------
Less distributions from:
  Net investment income                                                  (.68)
                                                                      -------
Net asset value at end of period                                      $ 11.86
                                                                      =======
Total return (%)*                                                        6.52
Net assets at end of period (000)                                     $59,659
Ratios to average net assets:**(b)
  Expenses (%)                                                            .38
  Net investment income (%)                                              5.99
Portfolio turnover (%)                                                     17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended July 31, 2009, average net assets were $25,508,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Calculated using average shares. For the period ended July 31, 2009, average shares were 2,272,000.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

EXPENSE EXAMPLE

July 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2009, through July 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you

================================================================================

62  | USAA INCOME FUND

================================================================================

paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.


                                                                                    EXPENSES PAID
                                           BEGINNING              ENDING            DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE       FEBRUARY 1, 2009 -
                                        FEBRUARY 1, 2009       JULY 31, 2009         JULY 31, 2009
                                        -------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,128.60              $3.43

Hypothetical
 (5% return before expenses)                1,000.00              1,021.57               3.26

INSTITUTIONAL SHARES
Actual                                      1,000.00              1,131.30               2.01

Hypothetical
 (5% return before expenses)                1,000.00              1,022.91               1.91

* Expenses are equal to the annualized expense ratio of 0.65% for Fund Shares and 0.38% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 12.86% for Fund Shares and 13.13% for Institutional Shares for the six-month period of February 1, 2009, through July 31, 2009.

================================================================================

                                                           EXPENSE EXAMPLE |  63

================================================================================

ADVISORY AGREEMENT

July 31, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is

================================================================================

64  | USAA INCOME FUND

================================================================================

considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

                                                        ADVISORY AGREEMENT |  65

================================================================================

brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Fund Shares and Institutional Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and front-end loads for the Fund Shares class and institutional investment companies for the Institutional Shares class), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies (for the Fund Shares class) and all institutional investment companies (for the Institutional Shares class) in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative

================================================================================

66  | USAA INCOME FUND

================================================================================

services and the effects of any performance adjustment as well as any fee waivers or reimbursements -- was below the median of its expense group and expense universe both for Fund Shares and for Institutional Shares. The data indicated that the Fund's total expenses, after any reimbursements, were below the median of its expense group and its expense universe both for Fund Shares and for Institutional Shares. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee. The Board also took into account the Manager's current undertakings to maintain expense limitations for the Institutional Shares.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the average annual total return of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the performance of the Fund Shares was above the average of its performance universe and lower than its Lipper index for the one-year period ended December 31, 2008, and was above the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2008. This comparison indicated that the performance of the Institutional Shares was lower than the average of its performance universe and its Lipper index for the four-month period ended December 31, 2008.

The Board also noted that the percentile performance ranking of the Fund Shares was in the top 50% of its performance universe for the one-, three-, and five-year periods ended December 31, 2008. The Board

================================================================================

                                                        ADVISORY AGREEMENT |  67

================================================================================

noted that the percentile performance ranking of the Institutional Shares was in the bottom 50% of its performance universe for the four-month period ended December 31, 2008. The Board noted the short performance period with respect to the Institutional Shares.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees noted that the Manager had undertaken an expense limitation arrangement for the Institutional Shares. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

================================================================================

68  | USAA INCOME FUND

================================================================================

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  69

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of July 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

70  | USAA INCOME FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  71

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

72  | USAA INCOME FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

  (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  73

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr. Gladson also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

74  | USAA INCOME FUND

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS (2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05); Chief Financial Officer, Metropolitan Mortgage (8/03-7/04).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  75

================================================================================

TRUSTEES                             Christopher W. Claus
                                     Barbara B. Dreeben
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                       USAA Investment Management Company
INVESTMENT ADVISER,                  P.O. Box 659453
UNDERWRITER, AND                     San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "Products & Services"
SELF-SERVICE 24/7                    click "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "My Accounts" go to
(800) 531-USAA                       "Investments." View account balances,
        (8722)                       or click "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

    USAA
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 >> SAVE PAPER AND FUND COSTS
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    23423-0909                               (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2009 and 2008 were $426,350 and $391,060, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2009 and 2008 were $63,500 and $64,375, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2009 and 2008.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for July 31, 2009 and 2008 were $108,000 and $106,475, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    09/25/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    09/28/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    09/28/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.